Alerian Energy Infrastructure ETF

Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (36.18%)
Gathering + Processing (3.75%)
Keyera Corp.	71,630	$1,308,105

Pipeline Transportation | Natural Gas (10.73%)
TC Energy Corp.	79,970	3,739,311

Pipeline Transportation | Petroleum (19.19%)
Enbridge, Inc.(a)	110,803	3,544,914
Inter Pipeline, Ltd.	139,562	1,473,354
Pembina Pipeline Corp.	67,524	1,672,116
Total Pipeline Transportation | Petroleum		6,690,384

Storage (2.51%)
Gibson Energy, Inc.	47,910	872,360

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $15,229,198)		12,610,160

U.S. ENERGY INFRASTRUCTURE COMPANIES (26.70%)
Gathering + Processing (7.54%)
ONEOK, Inc.	48,917	1,344,239
Targa Resources Corp.	75,526	1,284,697
Total Gathering + Processing		2,628,936

Liquefaction (5.88%)
Cheniere Energy, Inc.(b)	38,465	2,002,103
Tellurian, Inc.(a)(b)	49,233	45,728
Total Liquefaction		2,047,831

Pipeline Transportation | Natural Gas (11.35%)
Equitrans Midstream Corp.	134,047	1,378,003
Kinder Morgan, Inc.	186,619	2,579,075
Total Pipeline Transportation | Natural Gas		3,957,078

Storage (1.93%)
Macquarie Infrastructure Corp.	24,064	674,273

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $15,350,149)		9,308,118

U.S. ENERGY INFRASTRUCTURE MLPS (22.71%)
Gathering + Processing (4.21%)
CNX Midstream Partners LP	4,811	46,234
Crestwood Equity Partners LP	5,848	79,416
Enable Midstream Partners LP	10,313	57,959
Hess Midstream LP, Class A	5,450	96,356
MPLX LP	45,118	824,306
Noble Midstream Partners LP	3,825	34,272

Security Description	Shares	Value
Gathering + Processing (continued)
Rattler Midstream LP	14,350	$120,109
Western Midstream Partners LP	23,277	211,122
Total Gathering + Processing		1,469,774

Pipeline Transportation | Natural Gas (13.39%)
Energy Transfer LP	260,777	1,674,188
Enterprise Products Partners LP	170,424	2,992,646
Total Pipeline Transportation | Natural Gas		4,666,834

Pipeline Transportation | Petroleum (5.11%)
BP Midstream Partners LP	5,520	65,081
Genesis Energy LP	12,619	67,512
Holly Energy Partners LP	5,281	75,466
Magellan Midstream Partners LP	25,895	984,269
NGL Energy Partners LP	13,730	60,137
NuStar Energy LP	11,426	154,822
Phillips 66 Partners LP	8,348	224,728
Shell Midstream Partners LP	14,306	148,639
Total Pipeline Transportation | Petroleum		1,780,654

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $15,811,003)		7,917,262

U.S. GENERAL PARTNERS (13.46%)
Gathering + Processing (9.69%)
Antero Midstream Corp.	103,539	700,959
EnLink Midstream LLC	86,080	257,379
The Williams Cos., Inc.	116,596	2,420,533
Total Gathering + Processing		3,378,871

Pipeline Transportation | Petroleum (3.77%)
Plains GP Holdings LP, Class A	179,672	1,313,403

TOTAL U.S. GENERAL PARTNERS
(Cost $9,790,457)		4,692,274

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.14%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $12,063)	0.03%	12,063	$12,063

Investments Purchased with Collateral from Securities Loaned (0.10%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $35,724)		35,724	35,724
TOTAL SHORT TERM INVESTMENTS
(Cost $47,787)			47,787

TOTAL INVESTMENTS (99.18%)
(Cost $56,228,594)			$34,575,601
OTHER ASSETS IN EXCESS OF LIABILITIES (0.82%)			286,193
NET ASSETS - 100.00%			$34,861,794

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $55,160.

(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF
Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (99.94%)
Gathering + Processing (18.96%)
CNX Midstream Partners LP(a)	4,836,416	$46,477,958
Crestwood Equity Partners LP(a)	5,889,460	79,978,867
DCP Midstream LP(a)	10,528,207	133,392,383
Enable Midstream Partners LP	10,383,536	58,355,472
EnLink Midstream LLC(a)	30,399,775	90,895,327
Noble Midstream Partners LP	3,931,224	35,223,767
Western Midstream Partners LP(a)	23,428,188	212,493,665
Total Gathering + Processing		656,817,439

Liquefaction (4.95%)
Cheniere Energy Partners LP	4,740,436	171,556,379

Pipeline Transportation | Natural Gas (25.36%)
Energy Transfer LP	49,378,191	317,007,986
Enterprise Products Partners LP	21,094,327	370,416,382
TC PipeLines LP(a)	6,300,770	191,354,385
Total Pipeline Transportation | Natural Gas		878,778,753

Pipeline Transportation | Petroleum (50.67%)
Genesis Energy LP(a)	12,703,962	67,966,197
Holly Energy Partners LP(a)	5,315,704	75,961,410
Magellan Midstream Partners LP	8,884,620	337,704,406
MPLX LP	21,218,127	387,655,180
NGL Energy Partners LP(a)	13,822,961	60,544,569
NuStar Energy LP(a)	11,501,039	155,839,079
Phillips 66 Partners LP	8,400,430	226,139,576
Plains All American Pipeline LP(a)	41,547,193	294,154,126
Shell Midstream Partners LP	14,401,633	149,632,967
Total Pipeline Transportation | Petroleum		1,755,597,510

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $4,746,548,541)		3,462,750,081

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.07%)
State Street Institutional Treasury Plus Money Market Fund	0.03%	2,506,045	$2,506,045
TOTAL SHORT TERM INVESTMENTS
(Cost $2,506,045)			2,506,045

TOTAL INVESTMENTS (100.01%)
(Cost $4,749,054,586)			$3,465,256,126
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(201,850)
NET ASSETS - 100.00%			$3,465,054,276

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF
Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (91.03%)
Consumer Discretionary (10.15%)
Tesla, Inc.(a)	76,360	$38,051,715

Energy (1.86%)
Renewable Energy Group, Inc.(a)	208,563	6,972,261

Financials (4.39%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	388,159	16,481,231

Industrials (28.12%)
Acuity Brands, Inc.	125,191	13,682,124
Ameresco, Inc., Class A(a)	117,254	4,003,052
American Superconductor Corp.(a)(b)	97,451	1,223,985
Ballard Power Systems, Inc.(a)(b)	883,799	14,671,063
Covanta Holding Corp.	643,629	6,075,858
Orion Energy Systems, Inc.(a)	139,821	892,058
Plug Power, Inc.(a)(b)	1,768,608	22,956,532
Sunrun, Inc.(a)	456,368	25,809,891
TPI Composites, Inc.(a)	182,998	5,619,869
Vivint Solar, Inc.(a)(b)	285,278	8,809,385
Willdan Group, Inc.(a)	60,325	1,699,959
Total Industrials		105,443,776

Information Technology (22.81%)
Cree, Inc.(a)	228,400	14,412,039
Enphase Energy, Inc.(a)	247,938	19,148,252
First Solar, Inc.(a)(b)	263,436	20,176,563
Itron, Inc.(a)	189,460	11,286,132
Maxeon Solar Technologies, Ltd.(a)	55,159	1,146,196
SunPower Corp.(a)(b)	441,272	4,937,834
Universal Display Corp.	82,035	14,397,143
Total Information Technology		85,504,159

Utilities (23.70%)
Boralex, Inc., Class A(b)	522,233	13,412,662
Brookfield Renewable Corp.	297,573	15,125,603
Clearway Energy, Inc., Class C	433,277	11,052,896
Innergex Renewable Energy, Inc.(b)	705,184	12,175,217
Northland Power, Inc.(b)	545,019	15,263,958
Ormat Technologies, Inc.(b)	189,696	11,546,796

Security Description	Shares	Value
Utilities (continued)
Sunnova Energy International, Inc.(a)	135,649	$3,217,594
TransAlta Renewables, Inc.(b)	580,723	7,096,810
Total Utilities		88,891,536

TOTAL COMMON STOCKS
(Cost $219,222,527)		341,344,678

MASTER LIMITED PARTNERSHIPS (8.75%)
Energy (1.22%)
Enviva Partners LP	110,449	4,558,230

Utilities (7.53%)
Brookfield Renewable Partners LP	279,769	12,684,892
NextEra Energy Partners LP	258,109	15,569,135
Total Utilities		28,254,027

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $26,021,232)		32,812,257

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.08%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $487,732)	0.03%	487,732	487,732

Investments Purchased with Collateral from Securities Loaned (8.95%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $33,545,563)		33,545,563	33,545,563
TOTAL SHORT TERM INVESTMENTS
(Cost $34,033,295)			34,033,295

TOTAL INVESTMENTS (108.85%)
(Cost $279,277,054)			$408,190,230
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.85%)			(33,190,594)
NET ASSETS - 100.00%			$374,999,636

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $53,152,597.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF
Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.93%)
Communication Services (2.41%)
Netflix, Inc.(a)	2,266	$1,199,983
Spotify Technology SA(a)	5,397	1,522,818
Total Communication Services		2,722,801

Consumer Discretionary (1.82%)
Garmin, Ltd.	10,551	1,093,189
iRobot Corp.(a)(b)	12,937	957,726
Total Consumer Discretionary		2,050,915

Financials (3.87%)
American Express Co.	9,785	994,058
LendingTree, Inc.(a)(b)	3,669	1,133,501
Moody's Corp.	3,738	1,101,364
S&P Global, Inc.	3,140	1,150,559
Total Financials		4,379,482

Health Care (11.86%)
ABIOMED, Inc.(a)	4,096	1,260,012
Align Technology, Inc.(a)	4,049	1,202,472
Boston Scientific Corp.(a)	27,529	1,129,240
Cochlear, Ltd.	7,205	1,021,094
CYBERDYNE, Inc.(a)(b)	209,100	937,757
Demant A/S(a)	35,205	1,050,904
DENTSPLY SIRONA, Inc.	22,244	998,088
DexCom, Inc.(a)	2,660	1,131,591
Insulet Corp.(a)	5,330	1,163,273
Intuitive Surgical, Inc.(a)	1,763	1,288,470
Smith & Nephew PLC, Sponsored ADR	24,292	987,470
Tecan Group AG	2,788	1,258,986
Total Health Care		13,429,357

Industrials (18.95%)
ABB, Ltd., Sponsored ADR(b)	47,316	1,206,558
ADT, Inc.(b)	121,970	1,298,981
AeroVironment, Inc.(a)	14,286	1,091,308
ATS Automation Tooling Systems, Inc.(a)(b)	69,195	975,048
Experian PLC	28,222	1,052,553
FANUC Corp.	5,128	900,783
IHS Markit, Ltd.	13,926	1,112,966
Proto Labs, Inc.(a)	8,717	1,281,399
Prysmian SpA	44,024	1,231,441
RELX PLC, Sponsored ADR	42,317	958,903
Schneider Electric SE	9,336	1,155,886
Sensata Technologies Holding PLC(a)	26,572	1,106,458
Siemens Gamesa Renewable Energy SA	57,335	1,535,356
Thomson Reuters Corp.	14,297	1,092,923
TransUnion	11,059	959,036

Security Description	Shares	Value
Industrials (continued)
Verisk Analytics, Inc.	5,929	$1,106,766
Vestas Wind Systems A/S	9,476	1,440,773
Wolters Kluwer NV	12,692	1,042,041
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	982,000	845,132
Total Industrials		21,394,311

Information Technology (56.77%)
3D Systems Corp.(a)(b)	134,748	739,767
Adobe, Inc.(a)	2,489	1,277,828
Adyen NV(a)(c)(d)	705	1,188,770
Alarm.com Holdings, Inc.(a)	16,860	1,009,408
ams AG(a)	60,004	1,061,745
ANSYS, Inc.(a)	3,545	1,201,790
Autodesk, Inc.(a)	4,403	1,081,817
Avast PLC(c)(d)	163,476	1,171,307
Black Knight, Inc.(a)	12,989	1,092,375
Brooks Automation, Inc.	24,663	1,273,351
Check Point Software Technologies, Ltd.(a)(b)	9,148	1,155,026
Cognex Corp.	17,678	1,223,140
CyberArk Software, Ltd.(a)	10,082	1,114,061
Dassault Systemes SE	5,677	1,069,375
FARO Technologies, Inc.(a)	18,055	1,020,108
Fidelity National Information Services, Inc.	7,186	1,084,008
First Solar, Inc.(a)(b)	19,715	1,509,972
Fiserv, Inc.(a)	9,663	962,242
FleetCor Technologies, Inc.(a)	3,762	945,955
Fortinet, Inc.(a)	7,320	966,277
Global Payments, Inc.	5,500	971,410
Guidewire Software, Inc.(a)	9,481	1,064,811
Intuit, Inc.	3,472	1,199,194
Itron, Inc.(a)	15,272	909,753
Keyence Corp.	2,272	936,987
Landis+Gyr Group AG(a)	14,281	863,385
Mastercard, Inc., Class A	3,311	1,185,967
Nemetschek SE	14,012	1,113,629
NortonLifeLock, Inc.	48,287	1,135,710
Okta, Inc.(a)	5,392	1,161,275
Omron Corp.	13,900	1,019,714
Palo Alto Networks, Inc.(a)	4,346	1,118,704
PayPal Holdings, Inc.(a)	6,305	1,287,102
Proofpoint, Inc.(a)	8,948	981,327
PTC, Inc.(a)	13,267	1,212,736
Qorvo, Inc.(a)	8,983	1,152,250
Renishaw PLC	19,465	1,244,794
salesforce.com, Inc.(a)	5,608	1,529,021
SAP SE, Sponsored ADR	7,452	1,232,636
ServiceNow, Inc.(a)	2,569	1,238,309
Silicon Laboratories, Inc.(a)	10,234	1,048,064
SimCorp A/S	9,086	1,155,114
Skyworks Solutions, Inc.	7,819	1,132,582
SolarEdge Technologies, Inc.(a)	6,955	1,538,099
Splunk, Inc.(a)	5,553	1,217,939
Square, Inc.(a)	11,210	1,788,668

Security Description	Shares	Value
Information Technology (continued)
SS&C Technologies Holdings, Inc.	17,365	$1,106,498
StoneCo, Ltd.(a)	27,901	1,422,951
Stratasys, Ltd.(a)(b)	58,687	872,088
Temenos AG	6,734	1,086,141
Trend Micro, Inc.	16,871	1,044,930
Visa, Inc., Class A	5,106	1,082,421
VMware, Inc., Class A(a)(b)	7,077	1,022,202
Workday, Inc., Class A(a)	5,560	1,332,788
Xero, Ltd.(a)(b)	16,491	1,228,092
Zscaler, Inc.(a)	9,397	1,346,966
Total Information Technology		64,132,579

Real Estate (2.02%)
Digital Realty Trust, Inc.	7,205	1,121,458
Equinix, Inc.	1,464	1,156,238
Total Real Estate		2,277,696

Utilities (1.23%)
Brookfield Renewable Corp.	5,220	265,345
China Longyuan Power Group Corp., Ltd., Class H	1,786,000	1,126,879
Total Utilities		1,392,224

TOTAL COMMON STOCKS
(Cost $85,286,937)		111,779,365

MASTER LIMITED PARTERSHIPS (0.84%)
Utilities (0.84%)
Brookfield Renewable Partners LP	20,882	946,802

TOTAL MASTER LIMITED PARTERSHIPS
(Cost $604,846)		946,802

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.85%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $251,698)	0.03%	251,698	$251,698

Investments Purchased with Collateral from Securities Loaned (3.63%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $4,102,820)		4,102,820	4,102,820
TOTAL SHORT TERM INVESTMENTS
(Cost $4,354,518)			4,354,518

TOTAL INVESTMENTS (103.62%)
(Cost $90,246,301)			$117,080,685
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.62%)			(4,088,940)
NET ASSETS - 100.00%			$112,991,745

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $5,865,110.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,360,077, representing 2.09% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2020, the market value of those securities was $2,360,077 representing 2.09% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.78%)
Brazil (6.96%)
CCR SA	142,300	$345,977
Cielo SA	485,322	406,613
Engie Brasil Energia SA	47,780	375,716
Petrobras Distribuidora SA	91,100	354,689
Total Brazil		1,482,995

Chile (1.86%)
Enel Chile SA, ADR	105,440	397,509

China (11.23%)
China International Marine Containers Group Co., Ltd.	528,200	538,409
China Petroleum & Chemical Corp., ADR(a)	9,171	420,765
Legend Holdings Corp.(a)(b)(c)	335,200	493,921
Lenovo Group, Ltd.	748,000	499,941
Livzon Pharmaceutical Group, Inc., Class H	92,030	441,139
Total China		2,394,175

Colombia (2.03%)
Grupo Energia Bogota SA ESP(a)	658,543	433,043

Czech Republic (3.78%)
CEZ AS	19,663	405,120
Komercni banka A.S.(d)	16,590	399,466
Total Czech Republic		804,586

Hungary (2.08%)
Richter Gedeon Nyrt	18,199	444,055

India (5.22%)
Infosys, Ltd., Sponsored ADR	44,444	559,995
Wipro, Ltd., ADR	128,534	552,696
Total India		1,112,691

Indonesia (8.32%)
Adaro Energy Tbk PT	5,409,800	403,065
Astra International Tbk PT	1,200,300	420,363
Gudang Garam Tbk PT(d)	121,800	397,287
United Tractors Tbk PT	349,500	552,000
Total Indonesia		1,772,715

Luxembourg (2.10%)
Ternium SA, Sponsored ADR(a)(d)	25,002	447,036

Malaysia (8.37%)
Genting Malaysia Bhd	663,600	363,224
Malayan Banking Bhd	218,900	385,197

Security Description	Shares	Value
Malaysia (continued)
Petronas Gas Bhd	98,300	$389,377
Top Glove Corp. Bhd	102,300	645,407
Total Malaysia		1,783,205

Mexico (8.05%)
Alfa SAB de CV	680,851	438,094
Coca-Cola Femsa SAB de CV, ADR	9,124	381,292
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,720	443,186
Grupo Mexico SAB de CV, Series B	169,779	453,116
Total Mexico		1,715,688

Philippines (4.19%)
Globe Telecom, Inc.	9,190	395,766
PLDT, Inc.	16,295	497,067
Total Philippines		892,833

Poland (3.60%)
Powszechny Zaklad Ubezpieczen SA(d)	52,778	389,361
Santander Bank Polska SA(d)	9,208	378,781
Total Poland		768,142

Russia (9.43%)
Magnit PJSC, GDR(c)	32,290	473,694
MMC Norilsk Nickel PJSC, ADR	14,475	377,074
Mobile TeleSystems PJSC, Sponsored ADR	44,051	410,555
Severstal PAO, GDR(c)	30,198	381,703
Tatneft PJSC, ADR	8,198	366,287
Total Russia		2,009,313

South Africa (9.50%)
Absa Group, Ltd.	71,834	327,361
Exxaro Resources, Ltd.	50,401	407,876
MTN Group, Ltd.(a)	131,611	474,153
Tiger Brands, Ltd.(a)	40,075	407,647
Vodacom Group, Ltd.	53,951	406,974
Total South Africa		2,024,011

Thailand (5.25%)
Bangkok Dusit Medical Services Pcl	555,800	371,456
Bumrungrad Hospital Pcl	105,300	373,866
Home Product Center PCL	781,600	374,194
Total Thailand		1,119,516

Turkey (7.81%)
BIM Birlesik Magazalar AS	43,245	399,697
Enka Insaat ve Sanayi AS	495,458	431,273
Eregli Demir ve Celik Fabrikalari TAS	324,678	385,669

Security Description	Shares	Value
Turkey (continued)
Ford Otomotiv Sanayi AS	38,848	$447,167
Total Turkey		1,663,806

TOTAL COMMON STOCKS
(Cost $23,614,474)		21,265,319

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.47%)
Money Market Fund (0.09%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $18,358)	0.03%	18,358	18,358

Investments Purchased with Collateral from Securities Loaned (4.38%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $934,393)		934,393	934,393
TOTAL SHORT TERM INVESTMENTS
(Cost $952,751)			952,751

TOTAL INVESTMENTS (104.25%)
(Cost $24,567,225)			$22,218,070
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.25%)			(906,483)
NET ASSETS - 100.00%			$21,311,587

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,366,636.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $493,921, representing 2.32% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2020, the market value of those securities was $1,349,318 representing 6.33% of net assets.

(d)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF

Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.96%)
Communication Services (9.53%)
Communication Services Select Sector SPDR Fund	234,858	$14,857,117

Consumer Discretionary (9.86%)
Consumer Discretionary Select Sector SPDR Fund	102,401	15,369,366

Consumer Staples (9.20%)
Consumer Staples Select Sector SPDR Fund	218,786	14,347,986

Energy (7.54%)
Energy Select Sector SPDR Fund(a)	329,640	11,751,666

Financials (8.74%)
Financial Select Sector SPDR Fund(a)	543,953	13,631,462

Healthcare (8.99%)
Health Care Select Sector SPDR Fund(a)	129,468	14,016,206

Industrials (9.41%)
Industrial Select Sector SPDR Fund(a)	188,416	14,660,649

Materials (9.38%)
Materials Select Sector SPDR Fund(a)	232,186	14,625,396

Real Estate (8.58%)
Real Estate Select Sector SPDR Fund	368,997	13,376,142

Technology (10.11%)
Technology Select Sector SPDR Fund	127,580	15,762,509

Utilities (8.62%)
Utilities Select Sector SPDR Fund(a)	226,893	13,443,410

TOTAL EXCHANGE TRADED FUNDS
(Cost $120,757,188)		155,841,909

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (20.29%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $77,746)	0.03%	77,746	$77,746

Investments Purchased with Collateral from Securities Loaned (20.24%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $31,556,487)		31,556,487	31,556,487
TOTAL SHORT TERM INVESTMENTS
(Cost $31,634,233)			31,634,233

TOTAL INVESTMENTS (120.25%)
(Cost $152,391,421)			$187,476,142
LIABILITIES IN EXCESS OF OTHER ASSETS (-20.25%)			(31,571,474)
NET ASSETS - 100.00%			$155,904,668

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $41,175,451.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.05%)
Australia (12.87%)
Australia & New Zealand Banking Group, Ltd.	231,505	$3,121,247
BHP Group, Ltd.	121,665	3,401,817
Fortescue Metals Group, Ltd.	295,835	3,800,925
National Australia Bank, Ltd.	235,617	3,115,864
Rio Tinto, Ltd.	44,723	3,232,574
Wesfarmers, Ltd.	103,047	3,611,631
Total Australia		20,284,058

Denmark (2.23%)
Danske Bank A/S(a)	227,248	3,517,113

France (8.64%)
Bouygues SA(a)	97,242	3,858,441
Natixis SA(a)	1,178,949	3,242,891
Renault SA(a)	121,724	3,462,971
Sanofi	30,083	3,046,784
Total France		13,611,087

Germany (5.92%)
BASF SE	52,379	3,191,570
Bayer AG	41,050	2,720,730
Evonik Industries AG	117,821	3,416,609
Total Germany		9,328,909

Hong Kong (5.59%)
CITIC, Ltd.	2,981,000	2,719,371
CK Hutchison Holdings, Ltd.	449,500	2,943,424
Sands China, Ltd.	714,200	3,151,614
Total Hong Kong		8,814,409

Italy (4.10%)
Eni SpA	311,954	2,903,698
Intesa Sanpaolo SpA(a)	1,651,488	3,557,682
Total Italy		6,461,380

Japan (17.44%)
Canon, Inc.(b)	144,763	2,503,950
FUJIFILM Holdings Corp.	66,800	3,182,484
Hitachi, Ltd.	90,600	3,019,572
Japan Tobacco, Inc.	149,900	2,805,804
Komatsu, Ltd.	147,800	3,215,137
Kyocera Corp.	54,100	3,109,160
SoftBank Corp.(b)	235,000	3,089,624

Security Description	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co., Ltd.	80,800	$3,020,226
Tokyo Electron, Ltd.	13,800	3,537,459
Total Japan		27,483,416

Macau (1.90%)
Wynn Macau, Ltd.(a)	1,589,200	2,989,669

Netherlands (3.84%)
Koninklijke Ahold Delhaize NV	114,338	3,441,137
Royal Dutch Shell PLC, Class A	175,894	2,619,582
Total Netherlands		6,060,719

Norway (3.98%)
Equinor ASA	200,897	3,256,409
Mowi ASA(b)	154,232	3,016,420
Total Norway		6,272,829

Portugal (2.27%)
EDP - Energias de Portugal SA	707,103	3,579,478

Spain (9.11%)
ACS Actividades de Construccion y Servicios SA	118,333	2,897,674
Endesa SA	124,958	3,464,014
Naturgy Energy Group SA	162,242	3,128,751
Repsol SA	308,235	2,435,777
Telefonica SA	614,254	2,427,021
Total Spain		14,353,237

Sweden (4.15%)
Hennes & Mauritz AB, Class B	195,382	3,114,890
Telia Co. AB	887,977	3,419,561
Total Sweden		6,534,451

United Kingdom (17.01%)
AstraZeneca PLC	29,346	3,271,651
BP PLC	745,186	2,631,779
British American Tobacco PLC	80,219	2,715,680
BT Group PLC	2,087,916	2,920,816
GlaxoSmithKline PLC	150,494	2,961,276
Imperial Brands PLC	162,004	2,713,493
National Grid Plc	262,681	2,960,815
SSE PLC	194,318	3,270,324
WPP PLC	389,156	3,358,453
Total United Kingdom		26,804,287

TOTAL COMMON STOCKS
(Cost $182,613,330)		156,095,042

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.12%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $176,819)	0.03%	176,819	$176,819

Investments Purchased with Collateral from Securities Loaned (0.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $10,950)		10,950	10,950
TOTAL SHORT TERM INVESTMENTS
(Cost $187,769)			187,769

TOTAL INVESTMENTS (99.17%)
(Cost $182,801,099)			$156,282,811
OTHER ASSETS IN EXCESS OF LIABILITIES (0.83%)			1,308,167
NET ASSETS - 100.00%			$157,590,978

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,166,477.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.01%)
Biotechnology (100.01%)
Acceleron Pharma, Inc.(a)	70,095	$6,832,160
Adaptimmune Therapeutics PLC, ADR(a)	196,420	1,708,854
Aduro Biotech, Inc.(a)(b)	105,434	326,845
Affimed NV(a)	99,443	343,078
Akcea Therapeutics, Inc.(a)(b)	132,394	2,420,162
Akero Therapeutics, Inc.(a)(b)	37,393	1,219,012
Albireo Pharma, Inc.(a)(b)	19,535	543,464
Alector, Inc.(a)(b)	103,070	1,331,664
Alkermes PLC(a)	207,022	3,424,144
Allakos, Inc.(a)(b)	63,596	5,696,930
AnaptysBio, Inc.(a)	35,574	616,497
Apellis Pharmaceuticals, Inc.(a)(b)	98,487	3,036,354
Aprea Therapeutics, Inc.(a)(b)	27,463	744,247
Aravive, Inc.(a)(b)	20,803	118,577
Arcturus Therapeutics Holdings, Inc.(a)(b)	26,725	1,289,214
Arcutis Biotherapeutics, Inc.(a)(b)	49,765	1,247,609
Ardelyx, Inc.(a)	116,151	666,707
Arena Pharmaceuticals, Inc.(a)	72,820	5,084,292
Arrowhead Pharmaceuticals, Inc.(a)	132,511	5,597,265
Assembly Biosciences, Inc.(a)	42,679	933,390
Aurinia Pharmaceuticals, Inc.(a)(b)	146,798	2,177,014
Avrobio, Inc.(a)	46,997	813,988
Bioxcel Therapeutics, Inc.(a)(b)	26,358	1,074,089
Blueprint Medicines Corp.(a)	70,673	5,472,210
Catalyst Pharmaceuticals, Inc.(a)(b)	134,881	442,410
CEL-SCI Corp.(a)(b)	48,824	631,294
ChemoCentryx, Inc.(a)	80,672	4,315,952
Coherus Biosciences, Inc.(a)(b)	92,480	1,754,346
Concert Pharmaceuticals, Inc.(a)	38,679	372,092
Constellation Pharmaceuticals, Inc.(a)(b)	54,560	1,148,488
Cortexyme, Inc.(a)(b)	38,368	1,687,041
Crinetics Pharmaceuticals, Inc.(a)(b)	42,841	686,741
Deciphera Pharmaceuticals, Inc.(a)	72,849	3,278,933
Dicerna Pharmaceuticals, Inc.(a)	96,405	1,785,421
Eidos Therapeutics, Inc.(a)(b)	50,257	2,175,123
Emergent BioSolutions, Inc.(a)	68,284	7,787,790
Enanta Pharmaceuticals, Inc.(a)	26,085	1,361,376
Epizyme, Inc.(a)	131,799	1,713,387
Fate Therapeutics, Inc.(a)(b)	101,323	3,688,157

Security Description	Shares	Value
Biotechnology (continued)
FibroGen, Inc.(a)	116,056	$5,202,790
Frequency Therapeutics, Inc.(a)(b)	40,448	782,264
G1 Therapeutics, Inc.(a)(b)	49,219	755,512
Global Blood Therapeutics, Inc.(a)	79,476	4,989,503
Gossamer Bio, Inc.(a)(b)	98,817	1,373,556
Heron Therapeutics, Inc.(a)	118,220	1,690,546
ImmunoGen, Inc.(a)	227,457	841,591
InflaRx NV(a)(b)	34,200	150,480
Intercept Pharmaceuticals, Inc.(a)(b)	42,959	2,142,795
Ironwood Pharmaceuticals, Inc.(a)	207,880	2,099,588
IVERIC bio, Inc.(a)	65,539	294,270
KalVista Pharmaceuticals, Inc.(a)(b)	23,282	304,994
Karuna Therapeutics, Inc.(a)(b)	34,080	2,603,712
Karyopharm Therapeutics, Inc.(a)(b)	95,365	1,450,502
Kodiak Sciences, Inc.(a)	58,015	3,051,009
Krystal Biotech, Inc.(a)(b)	22,675	1,084,092
Kura Oncology, Inc.(a)	71,119	1,770,152
Ligand Pharmaceuticals, Inc.(a)(b)	20,936	2,135,472
Madrigal Pharmaceuticals, Inc.(a)(b)	20,123	2,167,247
Magenta Therapeutics, Inc.(a)(b)	51,495	374,369
MediciNova, Inc.(a)(b)	57,474	301,164
MEI Pharma, Inc.(a)	138,257	376,059
MeiraGTx Holdings PLC(a)(b)	48,727	633,938
Merus NV(a)(b)	37,869	457,079
Mirati Therapeutics, Inc.(a)(b)	56,824	8,487,801
Molecular Templates, Inc.(a)	59,610	692,072
MorphoSys AG, ADR(a)	171,285	5,364,646
Oyster Point Pharma, Inc.(a)(b)	32,760	745,618
PDL BioPharma, Inc.(a)	151,996	509,187
Principia Biopharma, Inc.(a)	43,096	4,310,031
ProQR Therapeutics NV(a)(b)	65,170	410,571
PTC Therapeutics, Inc.(a)	82,002	4,052,949
Puma Biotechnology, Inc.(a)	51,339	528,278
Replimune Group, Inc.(a)	47,790	1,290,330
Rigel Pharmaceuticals, Inc.(a)	219,860	547,451
Rocket Pharmaceuticals, Inc.(a)(b)	71,940	1,839,506
Scholar Rock Holding Corp.(a)(b)	38,956	588,236
SpringWorks Therapeutics, Inc.(a)(b)	56,096	2,491,223
Syros Pharmaceuticals, Inc.(a)(b)	59,587	789,528
uniQure NV(a)	55,746	2,272,764
United Therapeutics Corp.(a)	57,308	6,129,664
Vericel Corp.(a)	58,644	929,507
Viela Bio, Inc.(a)(b)	71,207	2,398,964
Viking Therapeutics, Inc.(a)(b)	94,675	633,376
Vir Biotechnology, Inc.(a)(b)	153,559	6,216,068
Voyager Therapeutics, Inc.(a)	48,468	571,438
XBiotech, Inc.(a)(b)	37,631	711,979

Security Description	Shares	Value
Biotechnology (continued)
Xenon Pharmaceuticals, Inc.(a)(b)	45,608	$554,137
XOMA Corp.(a)(b)	14,370	273,317
Y-mAbs Therapeutics, Inc.(a)(b)	51,855	2,231,321
Zymeworks, Inc.(a)(b)	59,391	1,925,456
Total Biotechnology		180,074,419

TOTAL COMMON STOCKS
(Cost $162,128,034)		180,074,419

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (12.35%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $31,819)	0.03%	31,819	31,819

Investments Purchased with Collateral from Securities Loaned (12.33%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $22,178,871)		22,178,871	22,178,871
TOTAL SHORT TERM INVESTMENTS
(Cost $22,210,690)			22,210,690

TOTAL INVESTMENTS (112.36%)
(Cost $184,338,724)			$202,285,109
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.36%)			(22,228,937)
NET ASSETS - 100.00%			$180,056,172

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $41,369,547.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF
Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.73%)
Diversified REITs (12.05%)
Global Net Lease, Inc.	38,263	$669,602
STORE Capital Corp.	25,169	680,570
VEREIT, Inc.	90,974	611,345
Washington Real Estate Investment Trust	25,660	562,980
WP Carey, Inc.	8,580	595,195
Total Diversified REITs		3,119,692

Health Care REITs (11.38%)
Diversified Healthcare Trust	131,144	498,347
National Health Investors, Inc.	10,017	623,558
Omega Healthcare Investors, Inc.	19,589	606,671
Sabra Health Care REIT, Inc.	40,343	598,287
Ventas, Inc.	15,027	619,263
Total Health Care REITs		2,946,126

Hotel & Resort REITs (9.64%)
Apple Hospitality REIT, Inc.	52,691	535,867
Park Hotels & Resorts, Inc.	50,966	483,667
RLJ Lodging Trust	53,173	501,953
Service Properties Trust	60,341	495,400
Summit Hotel Properties, Inc.	81,257	478,604
Total Hotel & Resort REITs		2,495,491

Industrial REITs (12.72%)
Duke Realty Corp.	16,753	645,828
EastGroup Properties, Inc.	4,944	658,343
Lexington Realty Trust	57,890	658,209
Prologis, Inc.	6,259	637,542
STAG Industrial, Inc.	21,428	692,125
Total Industrial REITs		3,292,047

Office REITs (10.45%)
Brandywine Realty Trust	55,092	613,174
City Office REIT, Inc.	59,165	475,686
Highwoods Properties, Inc.	15,027	559,906
SL Green Realty Corp.	11,318	529,230
Vornado Realty Trust(a)	14,707	526,952
Total Office REITs		2,704,948

Residential REITs (10.66%)
American Campus Communities, Inc.	16,337	553,824
Apartment Investment and Management Co., Class A	15,020	541,171
AvalonBay Communities, Inc.	3,622	572,493
Camden Property Trust	6,209	564,646

Security Description	Shares	Value
Residential REITs (continued)
UDR, Inc.	15,150	$527,372
Total Residential REITs		2,759,506

Retail REITs (9.03%)
Pennsylvania Real Estate Investment Trust	391,260	430,386
Tanger Factory Outlet Centers, Inc.(a)	76,526	435,433
Taubman Centers, Inc.	15,997	612,685
The Macerich Co.	60,525	479,963
Washington Prime Group, Inc.	557,367	379,010
Total Retail REITs		2,337,477

Specialized REITs (23.80%)
CoreCivic, Inc.	47,716	444,236
CoreSite Realty Corp.	4,971	608,699
Crown Castle International Corp.	3,603	588,190
CubeSmart	21,348	675,024
CyrusOne, Inc.	8,138	679,767
Digital Realty Trust, Inc.	4,361	678,790
EPR Properties	16,111	520,546
Four Corners Property Trust, Inc.	25,616	646,804
National Storage Affiliates Trust	19,688	675,495
QTS Realty Trust, Inc., Class A	9,512	645,104
Total Specialized REITs		6,162,655

TOTAL COMMON STOCKS
(Cost $34,126,093)		25,817,942

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.18%)
Money Market Fund (0.17%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $44,695)	0.03%	44,695	44,695

Investments Purchased with Collateral from Securities Loaned (3.00%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $777,853)		777,853	777,853
TOTAL SHORT TERM INVESTMENTS
(Cost $822,548)			822,548

TOTAL INVESTMENTS (102.91%)
(Cost $34,948,641)			$26,640,490
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.91%)			(752,389)
NET ASSETS - 100.00%			$25,888,101

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $721,777.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.37%)
Communication Services (9.58%)
AT&T, Inc.	593,347	$17,687,674
CenturyLink, Inc.	1,795,505	19,301,679
Interpublic Group of Cos., Inc.	1,047,349	18,600,918
Omnicom Group, Inc.	328,838	17,786,848
Verizon Communications, Inc.	320,142	18,974,816
Total Communication Services		92,351,935

Consumer Discretionary (12.31%)
Ford Motor Co.	2,801,705	19,107,628
Kohl's Corp.	779,430	16,648,625
L Brands, Inc.	1,159,600	34,092,240
Newell Brands, Inc.	1,182,885	18,902,502
The Gap, Inc.	1,722,474	29,953,823
Total Consumer Discretionary		118,704,818

Consumer Staples (9.54%)
Altria Group, Inc.	462,477	20,228,744
Coty, Inc., Class A	3,716,432	13,304,826
Kraft Heinz Co.	569,151	19,943,051
Molson Coors Beverage Co., Class B	475,654	17,903,617
Philip Morris International, Inc.	257,778	20,568,107
Total Consumer Staples		91,948,345

Energy (8.42%)
Exxon Mobil Corp.	385,085	15,380,295
Occidental Petroleum Corp.	978,286	12,463,363
ONEOK, Inc.	530,833	14,587,291
Schlumberger, Ltd.	952,514	18,107,291
Williams Cos., Inc.	992,730	20,609,075
Total Energy		81,147,315

Financials (9.18%)
Huntington Bancshares, Inc.	1,830,906	17,228,826
Invesco, Ltd.	1,757,387	17,925,347
People's United Financial, Inc.	1,483,534	15,695,790
Principal Financial Group, Inc.	432,091	18,195,352
Prudential Financial, Inc.	286,547	19,419,290
Total Financials		88,464,605

Health Care (9.66%)
AbbVie, Inc.	196,431	18,812,197
Bristol-Myers Squibb Co.	322,170	20,038,974
Cardinal Health, Inc.	343,313	17,426,568
Gilead Sciences, Inc.	247,244	16,503,537

Security Description	Shares	Value
Health Care (continued)
Pfizer, Inc.	537,984	$20,330,415
Total Health Care		93,111,691

Industrials (11.71%)
3M Co.	117,190	19,104,313
Cummins, Inc.	108,624	22,512,324
Eaton Corp. PLC	211,078	21,551,064
Emerson Electric Co.	294,966	20,491,288
United Parcel Service, Inc., Class B	178,761	29,248,875
Total Industrials		112,907,864

Information Technology (9.79%)
Broadcom, Inc.	60,406	20,969,943
International Business Machines Corp.	148,962	18,368,504
Maxim Integrated Products, Inc.	317,681	21,742,088
Seagate Technology PLC	357,589	17,160,696
Western Digital Corp.	421,362	16,188,728
Total Information Technology		94,429,959

Materials (9.87%)
Eastman Chemical Co.	259,890	19,000,558
International Paper Co.	519,974	18,859,457
LyondellBasell Industries NV, Class A	271,640	17,786,987
Nucor Corp.	439,215	19,966,714
Westrock Co.	643,883	19,528,971
Total Materials		95,142,687

Utilities (9.31%)
CenterPoint Energy, Inc.	1,005,380	20,177,977
Dominion Resources, Inc.	217,649	17,072,388
Duke Energy Corp.	209,369	16,820,705
PPL Corp.	681,660	18,834,266
Southern Co.	323,369	16,873,394
Total Utilities		89,778,730

TOTAL COMMON STOCKS
(Cost $1,165,974,205)		957,987,949

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.25%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.03%	2,419,103	$2,419,103
TOTAL SHORT TERM INVESTMENTS
(Cost $2,419,103)			2,419,103

TOTAL INVESTMENTS (99.62%)
(Cost $1,168,393,308)			$960,407,052
OTHER ASSETS IN EXCESS OF LIABILITIES (0.38%)			3,646,127
NET ASSETS - 100.00%			$964,053,179

See Notes to Quarterly Schedule of Investments.

Barron's 400 ETF
Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.63%)
Communication Services (3.54%)
Activision Blizzard, Inc.	3,466	$289,480
Alphabet, Inc., Class A(a)	174	283,538
Electronic Arts, Inc.(a)	2,045	285,216
Facebook, Inc., Class A(a)	1,304	382,333
Fox Corp., Class A	7,750	215,915
Gray Television, Inc.(a)	17,598	273,121
Interpublic Group of Cos., Inc.	12,339	219,141
Match Group, Inc.(a)	3,526	393,784
Netflix, Inc.(a)	605	320,384
New York Times Co., Class A(b)	5,973	258,810
The Meet Group, Inc.(a)	37,036	233,327
T-Mobile US, Inc.(a)	2,484	289,833
Twitter, Inc.(a)	7,958	322,936
Verizon Communications, Inc.	3,587	212,601
Total Communication Services		3,980,419

Consumer Discretionary (15.91%)
Amazon.com, Inc.(a)	106	365,802
America's Car-Mart, Inc.(a)	3,277	329,339
AutoZone, Inc.(a)	214	256,010
Best Buy Co., Inc.	3,231	358,350
Buckle, Inc.(b)	12,635	236,780
Burlington Stores, Inc.(a)	1,395	274,717
Cavco Industries, Inc.(a)	1,585	302,592
Century Communities, Inc.(a)	13,480	480,966
Chipotle Mexican Grill, Inc.(a)	365	478,252
Crocs, Inc.(a)	13,509	539,144
Deckers Outdoor Corp.(a)	1,758	358,403
Dollar General Corp.	1,263	254,974
Domino's Pizza, Inc.	645	263,779
DR Horton, Inc.	6,238	445,206
Floor & Decor Holdings, Inc., Class A(a)	6,215	455,187
Fox Factory Holding Corp.(a)	3,823	385,397
Gentex Corp.	8,355	226,003
Helen of Troy, Ltd.(a)	1,666	344,562
Hyatt Hotels Corp., Class A(b)	4,317	243,867
Installed Building Products, Inc.(a)	5,323	462,143
iRobot Corp.(a)(b)	5,268	389,990
Johnson Outdoors, Inc., Class A	3,351	287,214
Lennar Corp., Class B	7,566	448,664
Levi Strauss & Co.	14,036	172,924
LGI Homes, Inc.(a)	4,504	503,817
Lowe's Cos., Inc.	2,638	434,452
Malibu Boats, Inc., Class A(a)	6,995	362,691
MarineMax, Inc.(a)	21,174	622,727
McDonald's Corp.	1,295	276,508
Meritage Homes Corp.(a)	5,729	550,156
NIKE, Inc., Class B	2,784	311,502
NVR, Inc.(a)	81	337,636
Perdoceo Education Corp.(a)	20,213	290,461
Polaris, Inc.	3,565	360,208

Security Description	Shares	Value
Consumer Discretionary (continued)
Pool Corp.	1,071	$351,117
PulteGroup, Inc.	8,438	376,250
Ralph Lauren Corp.	2,649	182,331
Ross Stores, Inc.	2,799	254,933
Skechers U.S.A., Inc., Class A(a)	9,451	282,112
Standard Motor Products, Inc.	4,768	216,658
Strategic Education, Inc.	1,568	160,830
Target Corp.	1,882	284,577
Tempur Sealy International, Inc.(a)	5,827	498,442
Texas Roadhouse, Inc.	5,544	349,217
Tiffany & Co.	1,655	202,738
TJX Cos., Inc.	4,585	251,212
TopBuild Corp.(a)	3,057	470,167
Ulta Beauty, Inc.(a)	1,263	293,243
Williams-Sonoma, Inc.	5,557	487,682
YETI Holdings, Inc.(a)	9,807	503,884
Zumiez, Inc.(a)	11,211	287,898
Total Consumer Discretionary		17,863,714

Consumer Staples (5.09%)
Boston Beer Co., Inc., Class A(a)	557	491,263
Brown-Forman Corp., Class B	3,356	245,558
Church & Dwight Co., Inc.	2,830	271,199
Clorox Co.	983	219,700
Coca-Cola Co.	4,130	204,559
Colgate-Palmolive Co.	2,779	220,263
Conagra Brands, Inc.	6,535	250,683
Costco Wholesale Corp.	636	221,112
Estee Lauder Cos., Inc., Class A	1,242	275,376
General Mills, Inc.	3,263	208,669
Hershey Co.	1,399	207,947
Hormel Foods Corp.	4,016	204,736
Ingredion, Inc.	2,755	221,612
John B Sanfilippo & Son, Inc.	2,548	202,923
Lamb Weston Holdings, Inc.	3,667	230,471
Mondelez International, Inc., Class A	3,987	232,921
Monster Beverage Corp.(a)	3,257	273,132
PepsiCo, Inc.	1,529	214,152
Philip Morris International, Inc.	2,629	209,768
Sprouts Farmers Market, Inc.(a)	10,290	240,271
Sysco Corp.	5,556	334,138
USANA Health Sciences, Inc.(a)(b)	3,895	305,407
Wal-Mart Stores, Inc.	1,638	227,436
Total Consumer Staples		5,713,296

Energy (1.02%)
Cabot Oil & Gas Corp.	10,206	193,608
ProPetro Holding Corp.(a)	96,924	608,683
Renewable Energy Group, Inc.(a)	10,270	343,326
Total Energy		1,145,617

Financials (15.27%)
Allstate Corp.	2,210	205,530
Ally Financial, Inc.	12,123	277,374

Security Description	Shares	Value
Financials (continued)
American Equity Investment Life Holding Co.	12,575	$300,668
American Express Co.	2,254	228,984
American Financial Group, Inc.	3,200	213,920
Apollo Global Management, Inc., Class A	6,246	292,750
Arch Capital Group, Ltd.(a)	6,447	203,338
Artisan Partners Asset Management, Inc., Class A	9,657	373,823
Athene Holding, Ltd., Class A(a)	9,807	358,544
BancorpSouth Bank	9,233	199,248
Bank of America Corp.	8,791	226,280
Bank of Hawaii Corp.	2,923	160,882
Bank of NT Butterfield & Son, Ltd.	10,189	256,763
Blackstone Group, Inc.	4,700	248,865
Camden National Corp.	5,652	184,566
Capital One Financial Corp.	3,612	249,336
Central Pacific Financial Corp.	11,089	171,769
Cincinnati Financial Corp.	2,294	182,167
Citigroup, Inc.	4,841	247,472
Citizens Financial Group, Inc.	10,195	263,745
Cohen & Steers, Inc.	3,947	238,794
Columbia Banking System, Inc.	6,706	187,164
Commerce Bancshares, Inc.	3,196	190,386
Community Bank System, Inc.	3,320	199,764
Eaton Vance Corp.	6,738	276,393
Evercore, Inc., Class A	4,616	285,638
FactSet Research Systems, Inc.	792	277,517
FB Financial Corp.	9,936	268,272
Federal Agricultural Mortgage Corp., Class C	3,492	237,980
Federated Hermes, Inc.	10,689	255,574
First Commonwealth Financial Corp.	20,423	167,469
First Horizon National Corp.	21,986	209,966
Flagstar Bancorp, Inc.	7,521	236,310
Fulton Financial Corp.	14,200	138,876
Gladstone Capital Corp.	31,271	238,285
Hamilton Lane, Inc., Class A	3,777	276,137
Heartland Financial USA, Inc.	5,982	205,960
Hercules Capital, Inc.	23,334	261,808
Hilltop Holdings, Inc.	12,098	249,219
Houlihan Lokey, Inc.	3,803	222,856
Independent Bank Corp.	13,022	194,158
Investors Bancorp, Inc.	24,351	188,720
JPMorgan Chase & Co.	2,078	208,195
KeyCorp	19,023	234,363
Kinsale Capital Group, Inc.	1,993	413,009
Markel Corp.(a)	223	242,363
Meta Financial Group, Inc.	9,683	186,688
Moody's Corp.	958	282,265
National Bank Holdings Corp., Class A	7,856	223,425
Nicolet Bankshares, Inc.(a)	3,165	189,963
Old National Bancorp	12,894	180,258
Old Republic International Corp.	11,636	187,456
OneMain Holdings, Inc.	9,094	264,454

Security Description	Shares	Value
Financials (continued)
PennyMac Financial Services, Inc., Class A	7,967	$420,020
PJT Partners, Inc., Class A	6,418	379,817
Preferred Bank	5,738	214,601
Prosperity Bancshares, Inc.	3,431	187,058
RenaissanceRe Holdings, Ltd.	1,356	249,151
S&P Global, Inc.	860	315,121
Saratoga Investment Corp.(b)	17,395	298,150
SEI Investments Co.	4,302	225,253
ServisFirst Bancshares, Inc.	6,683	244,932
Signature Bank/New York NY	2,070	200,852
SLM Corp.	29,035	221,827
T Rowe Price Group, Inc.	1,798	250,300
Tompkins Financial Corp.	2,572	170,215
Towne Bank	9,182	162,797
Unum Group	14,494	267,849
Victory Capital Holdings, Inc., Class A	14,261	247,999
Washington Federal, Inc.	6,718	157,537
Westamerica BanCorp	3,224	196,213
Western Alliance Bancorp	7,558	266,797
Total Financials		17,142,198

Health Care (13.56%)
Abbott Laboratories	2,452	268,420
AbbVie, Inc.	2,671	255,802
Agilent Technologies, Inc.	2,768	277,963
Align Technology, Inc.(a)	1,152	342,121
Amedisys, Inc.(a)	1,271	307,455
Amgen, Inc.	937	237,361
Anthem, Inc.	813	228,876
Baxter International, Inc.	2,414	210,187
Biogen, Inc.(a)	626	180,063
BioMarin Pharmaceutical, Inc.(a)	2,520	196,636
Bio-Rad Laboratories, Inc.(a)	539	274,130
BioSpecifics Technologies Corp.(a)	3,914	252,453
Boston Scientific Corp.(a)	6,768	277,623
Bristol-Myers Squibb Co.	3,605	224,231
Bruker Corp.	5,561	233,673
Charles River Laboratories International, Inc.(a)	1,703	372,872
Chemed Corp.	540	279,239
Cigna Corp.	1,258	223,132
Coherus Biosciences, Inc.(a)(b)	14,548	275,976
Cooper Cos, Inc.	703	221,009
CVS Health Corp.	3,353	208,288
DaVita, Inc.(a)	2,592	224,882
DexCom, Inc.(a)	979	416,476
Edwards Lifesciences Corp.(a)	3,318	284,817
Eli Lilly & Co.	1,362	202,107
Encompass Health Corp.	3,476	226,774
Gilead Sciences, Inc.	2,618	174,752
Globus Medical, Inc., Class A(a)	4,864	274,913
Haemonetics Corp.(a)	2,335	209,356
HCA Healthcare, Inc.	2,519	341,879
Hologic, Inc.(a)	6,192	369,786
Humana, Inc.	711	295,186
IDEXX Laboratories, Inc.(a)	907	354,691

Security Description	Shares	Value
Health Care (continued)
Innoviva, Inc.(a)	19,697	$230,652
Intuitive Surgical, Inc.(a)	454	331,801
Johnson & Johnson	1,396	214,160
Laboratory Corp. of America Holdings(a)	1,567	275,400
Medpace Holdings, Inc.(a)	2,679	347,707
Merck & Co., Inc.	2,620	223,407
Mettler-Toledo International, Inc.(a)	283	274,731
Neurocrine Biosciences, Inc.(a)	2,448	284,996
Omnicell, Inc.(a)	3,017	201,174
Pfizer, Inc.	6,058	228,932
Quest Diagnostics, Inc.	2,259	251,291
Regeneron Pharmaceuticals, Inc.(a)	391	242,393
ResMed, Inc.	1,210	218,744
Simulations Plus, Inc.	6,500	387,270
Teleflex, Inc.	744	292,355
Thermo Fisher Scientific, Inc.	653	280,124
UnitedHealth Group, Inc.	802	250,665
Varian Medical Systems, Inc.(a)	1,746	303,228
Veeva Systems, Inc., Class A(a)	1,467	414,090
Vertex Pharmaceuticals, Inc.(a)	922	257,349
West Pharmaceutical Services, Inc.	1,364	387,321
Zimmer Biomet Holdings, Inc.	2,260	318,389
Zoetis, Inc.	1,750	280,175
Total Health Care		15,219,483

Industrials (16.12%)
3M Co.	1,447	235,890
Aerojet Rocketdyne Holdings, Inc.(a)	4,913	203,251
AMETEK, Inc.	2,905	292,533
Arcosa, Inc.	5,271	243,995
Armstrong World Industries, Inc.	2,572	189,659
Atkore International Group, Inc.(a)	9,644	257,784
Brady Corp., Class A	4,559	213,772
BWX Technologies, Inc.	4,082	227,000
Carlisle Cos., Inc.	1,572	205,853
Cintas Corp.	930	309,913
Comfort Systems USA, Inc.	5,407	273,973
Copart, Inc.(a)	2,800	289,296
CoStar Group, Inc.(a)	331	280,887
CSW Industrials, Inc.	2,729	197,170
Curtiss-Wright Corp.	2,311	236,462
Deere & Co.	1,531	321,602
Dover Corp.	2,403	263,946
EMCOR Group, Inc.	4,030	302,290
Emerson Electric Co.	4,108	285,383
Ennis, Inc.	11,942	218,897
Exponent, Inc.	2,934	236,055
Fastenal Co.	5,640	275,570
Federal Signal Corp.	6,988	224,455
FTI Consulting, Inc.(a)	1,639	188,092
Gates Industrial Corp. PLC(a)	31,601	356,775
Generac Holdings, Inc.(a)	2,051	389,649
Gibraltar Industries, Inc.(a)	5,215	325,651

Security Description	Shares	Value
Industrials (continued)
Graco, Inc.	4,325	$250,936
HEICO Corp., Class A	3,031	270,911
HNI Corp.	8,645	275,343
Honeywell International, Inc.	1,443	238,889
Hubbell, Inc.	1,792	259,697
IDEX Corp.	1,530	275,752
Illinois Tool Works, Inc.	1,220	241,011
ITT, Inc.	4,390	275,736
Kansas City Southern	1,607	292,538
L3Harris Technologies, Inc.	1,155	208,755
Lockheed Martin Corp.	607	236,888
McGrath RentCorp	3,748	248,717
Mercury Systems, Inc.(a)	2,595	196,545
Moog, Inc., Class A	4,402	265,397
Norfolk Southern Corp.	1,393	296,054
Northwest Pipe Co.(a)	8,574	242,901
Old Dominion Freight Line, Inc.	1,714	346,537
Oshkosh Corp.	3,338	257,059
Parker-Hannifin Corp.	1,586	326,732
Raytheon Technologies Corp.	7,033	429,013
RBC Bearings, Inc.(a)	1,639	216,414
Rexnord Corp.	7,864	227,741
Robert Half International, Inc.	4,702	250,146
Rockwell Automation, Inc.	1,257	289,776
Roper Technologies, Inc.	630	269,130
Shyft Group, Inc.	18,124	361,936
Simpson Manufacturing Co., Inc.	3,091	303,969
Stanley Black & Decker, Inc.	2,146	346,150
Steelcase, Inc., Class A	20,423	213,420
Teledyne Technologies, Inc.(a)	750	235,207
The Timken Co.	6,418	347,791
TransDigm Group, Inc.	617	308,296
TransUnion	2,855	247,586
Trex Co., Inc.(a)	2,777	415,134
UFP Industries, Inc.	5,478	325,119
UniFirst Corp.	1,315	253,295
Union Pacific Corp.	1,516	291,739
Waste Management, Inc.	1,792	204,288
Watts Water Technologies, Inc., Class A	2,332	223,289
WW Grainger, Inc.	793	289,786
Total Industrials		18,101,426

Information Technology (20.56%)
ACM Research, Inc., Class A(a)(b)	8,111	720,338
Adobe, Inc.(a)	625	320,869
Advanced Micro Devices, Inc.(a)	4,651	422,404
Akamai Technologies, Inc.(a)	2,207	256,961
Alarm.com Holdings, Inc.(a)	5,535	331,380
Amdocs, Ltd.	3,767	230,653
Amphenol Corp., Class A	2,728	299,534
ANSYS, Inc.(a)	830	281,378
Apple, Inc.	3,072	396,411
Applied Materials, Inc.	4,343	267,529
Arista Networks, Inc.(a)	1,162	259,649
Automatic Data Processing, Inc.	1,504	209,191
Booz Allen Hamilton Holding Corp.	2,950	259,777

Security Description	Shares	Value
Information Technology (continued)
CACI International, Inc., Class A(a)	1,028	$240,747
Cadence Design Systems, Inc.(a)	3,300	366,003
CDW Corp.	2,232	253,667
Ciena Corp.(a)	4,966	281,920
Cirrus Logic, Inc.(a)	3,464	209,884
Citrix Systems, Inc.	1,519	220,559
Diodes, Inc.(a)	5,368	262,280
Enphase Energy, Inc.(a)	6,653	513,811
Entegris, Inc.	4,381	293,045
EPAM Systems, Inc.(a)	1,063	347,707
ePlus, Inc.(a)	3,491	267,830
EVERTEC, Inc.	8,852	309,997
Fabrinet(a)	3,867	269,839
Fair Isaac Corp.(a)	796	334,949
FleetCor Technologies, Inc.(a)	848	213,230
Fortinet, Inc.(a)	2,497	329,617
Gartner, Inc.(a)	2,159	280,281
GoDaddy, Inc., Class A(a)	4,347	363,757
Intel Corp.	3,888	198,094
International Business Machines Corp.	1,780	219,492
Intuit, Inc.	810	279,766
j2 Global, Inc.(a)(b)	2,669	186,803
Jack Henry & Associates, Inc.	1,247	206,279
Keysight Technologies, Inc.(a)	2,066	203,542
KLA Corp.	1,301	266,887
Lam Research Corp.	854	287,234
Leidos Holdings, Inc.	2,395	216,724
ManTech International Corp., Class A	2,669	199,775
Mastercard, Inc., Class A	816	292,283
Maxim Integrated Products, Inc.	4,043	276,703
MAXIMUS, Inc.	3,414	264,756
Methode Electronics, Inc.	7,203	203,917
Microchip Technology, Inc.	3,116	341,825
Micron Technology, Inc.(a)	5,183	235,878
Microsoft Corp.	1,324	298,602
Mitek Systems, Inc.(a)	32,095	407,286
National Instruments Corp.	7,033	252,414
NortonLifeLock, Inc.	11,708	275,372
NVIDIA Corp.	900	481,482
Oracle Corp.	4,157	237,864
Paychex, Inc.	3,188	243,786
Paycom Software, Inc.(a)	901	269,813
PayPal Holdings, Inc.(a)	1,995	407,259
Photronics, Inc.(a)	19,288	193,459
Power Integrations, Inc.	3,995	223,600
Qorvo, Inc.(a)	2,438	312,722
QUALCOMM, Inc.	2,832	337,291
Qualys, Inc.(a)	2,573	273,098
ServiceNow, Inc.(a)	678	326,810
Skyworks Solutions, Inc.	2,507	363,139
SPS Commerce, Inc.(a)	5,065	404,592
Square, Inc., Class A(a)	4,353	694,565
SS&C Technologies Holdings, Inc.	4,959	315,987
SYNNEX Corp.	2,600	330,590
Synopsys, Inc.(a)	1,633	361,383

Security Description	Shares	Value
Information Technology (continued)
Teradyne, Inc.	3,765	$319,912
Texas Instruments, Inc.	1,839	261,414
Trade Desk, Inc., Class A(a)	1,146	551,570
Trimble, Inc.(a)	8,644	453,032
Tyler Technologies, Inc.(a)	681	235,156
Visa, Inc., Class A	1,230	260,748
Xerox Holdings Corp.	9,899	186,695
Zebra Technologies Corp., Class A(a)	1,075	308,020
Total Information Technology		23,082,816

Materials (3.83%)
Air Products and Chemicals, Inc.	953	278,524
AptarGroup, Inc.	2,017	238,793
Avery Dennison Corp.	1,827	210,818
Ball Corp.	3,014	242,235
Commercial Metals Co.	14,658	305,912
Crown Holdings, Inc.(a)	3,870	297,409
Ecolab, Inc.	1,150	226,642
FMC Corp.	2,833	302,734
Martin Marietta Materials, Inc.	1,124	228,026
NewMarket Corp.	485	180,658
Newmont Corp.	4,251	286,007
PPG Industries, Inc.	2,362	284,385
Scotts Miracle-Gro Co.	1,897	319,701
Sherwin-Williams Co.	462	310,025
Southern Copper Corp.	6,988	336,123
Vulcan Materials Co.	2,098	251,760
Total Materials		4,299,752

Real Estate (0.51%)
CBRE Group, Inc., Class A(a)	5,372	252,645
Essential Properties Realty Trust, Inc.	18,929	321,225
Total Real Estate		573,870

Utilities (1.22%)
Alliant Energy Corp.	3,717	201,276
CMS Energy Corp.	3,003	181,651
FirstEnergy Corp.	4,855	138,804
NiSource, Inc.	7,929	175,707
NRG Energy, Inc.	8,266	284,433
PPL Corp.	7,620	210,541
Southern Co.	3,448	179,917
Total Utilities		1,372,329

TOTAL COMMON STOCKS
(Cost $77,503,433)		108,494,920

Security Description	Shares	Value
LIMITED PARTNERSHIPS (2.23%)
Energy (2.23%)
BP Midstream Partners LP	24,690	291,095
CNX Midstream Partners LP	29,268	281,265
Energy Transfer LP	37,110	238,246
Enterprise Products Partners LP	14,684	257,851
Holly Energy Partners LP	20,670	295,374

Security Description	Shares	Value
Energy (continued)
KKR & Co., LP	8,973	$321,413
Phillips 66 Partners LP	6,042	162,651
Plains All American Pipeline LP	39,519	279,794
Western Gas Partners LP	41,123	372,986
Total Energy		2,500,675

TOTAL LIMITED PARTNERSHIPS
(Cost $3,025,024)		2,500,675

Security Description	Shares	Value
RIGHTS (0.01%)
Health Care (0.01%)
Bristol-Myers Squibb Co.(a)	3,600	9,648

TOTAL RIGHTS
(Cost $7,668)		9,648

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.57%)
Money Market Fund (1.10%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,234,504)	0.03%	1,234,504	1,234,504

Investments Purchased with Collateral from Securities Loaned (0.47%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $523,886)		523,886	523,886
TOTAL SHORT TERM INVESTMENTS
(Cost $1,758,390)			1,758,390

TOTAL INVESTMENTS (100.44%)
(Cost $82,294,515)			$112,763,633
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.44%)			(486,430)
NET ASSETS - 100.00%			$112,277,203

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,795,453.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF
Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (58.02%)
Communications (5.88%)
Alphabet, Inc.
2.00%, 08/15/2026	$207,000	$222,630
AT&T, Inc.
3.40%, 05/15/2025	138,000	153,663
4.10%, 02/15/2028	1,804,000	2,108,195
Comcast Corp.
3.60%, 03/01/2024	75,000	83,171
3.55%, 05/01/2028	207,000	240,643
4.15%, 10/15/2028	1,125,000	1,365,250
Discovery Communications LLC
2.95%, 03/20/2023	73,000	77,239
3.95%, 03/20/2028	138,000	156,368
Lamar Media Corp.
5.00%, 05/01/2023	138,000	139,982
Level 3 Financing, Inc.
5.13%, 05/01/2023	59,000	59,154
Time Warner Cable LLC
4.00%, 09/01/2021	94,000	96,198
T-Mobile USA, Inc.
4.00%, 04/15/2022	207,000	215,384
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	69,000	71,257
3.15%, 09/17/2025	37,000	41,319
VeriSign, Inc.
4.63%, 05/01/2023	207,000	209,826
Verizon Communications, Inc.
3.38%, 02/15/2025	877,000	982,345
3M US L + 1.10%, 05/15/2025(a)	113,000	115,551
4.33%, 09/21/2028	207,000	250,825
4.02%, 12/03/2029	112,000	134,868
ViacomCBS, Inc.
3.50%, 01/15/2025	384,000	424,193
3.70%, 06/01/2028	37,000	41,042
Walt Disney Co.
3.00%, 09/15/2022	138,000	145,314
Total Communications		7,334,417

Consumer Discretionary (3.74%)
ADT Security Corp.
4.13%, 06/15/2023	94,000	98,407
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	276,000	305,433
3.40%, 12/06/2027	207,000	234,603
Amazon.com, Inc.
3.15%, 08/22/2027	417,000	477,547
American Honda Finance Corp.
2.60%, 11/16/2022	156,000	163,684
Delta Air Lines, Inc.
3.40%, 04/19/2021	207,000	207,514
eBay, Inc.
3.45%, 08/01/2024	138,000	151,714

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
General Motors Financial Co., Inc.
4.38%, 09/25/2021	$69,000	$71,378
3.70%, 05/09/2023	354,000	371,244
Goodyear Tire & Rubber Co.
5.13%, 11/15/2023	207,000	207,908
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	69,000	69,941
Home Depot, Inc.
2.70%, 04/01/2023	276,000	291,539
Lowe’s Cos., Inc.
2.50%, 04/15/2026	138,000	150,316
3.10%, 05/03/2027	138,000	154,217
Marriott International, Inc.
4.00%, 04/15/2028	187,000	191,524
McDonald’s Corp.
3.70%, 01/30/2026	207,000	236,750
3.50%, 03/01/2027	69,000	78,343
Starbucks Corp.
3.85%, 10/01/2023	207,000	227,192
TJX Cos., Inc.
2.75%, 06/15/2021	69,000	70,067
Toyota Motor Corp.
3.42%, 07/20/2023	501,000	542,423
Toyota Motor Credit Corp.
3M US L + 0.39%, 01/11/2023(a)	207,000	207,547
3.20%, 01/11/2027	138,000	155,463
Total Consumer Discretionary		4,664,754

Consumer Staples (1.80%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	138,000	160,065
Constellation Brands, Inc.
2.70%, 05/09/2022	69,000	71,440
4.25%, 05/01/2023	207,000	226,723
4.75%, 12/01/2025	69,000	81,773
Kroger Co.
3.70%, 08/01/2027	70,000	81,223
PepsiCo, Inc.
1.70%, 10/06/2021	501,000	508,276
3.10%, 07/17/2022	207,000	216,844
Procter & Gamble Co.
2.45%, 11/03/2026	207,000	228,137
Walmart, Inc.
3.40%, 06/26/2023	191,000	207,158
3.30%, 04/22/2024	207,000	226,511
3.70%, 06/26/2028	207,000	245,311
Total Consumer Staples		2,253,461

Energy (5.88%)
BP Capital Markets America, Inc.
3.25%, 05/06/2022	716,000	752,166
BP Capital Markets PLC
3.51%, 03/17/2025	187,000	209,290
3.72%, 11/28/2028	138,000	159,206

Security Description	Principal Amount	Value
Energy (continued)
Chevron Corp.
2.90%, 03/03/2024	$354,000	$381,735
3.33%, 11/17/2025	207,000	234,530
2.95%, 05/16/2026	196,000	218,418
Concho Resources, Inc.
3.75%, 10/01/2027	138,000	151,604
ConocoPhillips Co.
4.95%, 03/15/2026	138,000	166,422
Continental Resources, Inc.
4.50%, 04/15/2023	207,000	209,319
3.80%, 06/01/2024	207,000	204,427
Energy Transfer Operating LP
3.60%, 02/01/2023	116,000	120,167
4.25%, 03/15/2023	35,000	36,923
Enterprise Products Operating LLC
3.35%, 03/15/2023	354,000	377,190
Exxon Mobil Corp.
2.22%, 03/01/2021	354,000	356,902
3.04%, 03/01/2026	501,000	558,521
Halliburton Co.
3.80%, 11/15/2025	10,000	10,980
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	207,000	231,061
Marathon Oil Corp.
4.40%, 07/15/2027	37,000	37,996
Marathon Petroleum Corp.
3.80%, 04/01/2028	138,000	151,676
MPLX LP
4.50%, 07/15/2023	187,000	202,583
5.25%, 01/15/2025	222,000	231,447
Nabors Industries, Inc.
5.00%, 09/15/2020	42,000	41,732
Newfield Exploration Co.
5.63%, 07/01/2024	207,000	210,657
ONEOK Partners LP
3.38%, 10/01/2022	354,000	368,985
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	276,000	304,793
5.75%, 05/15/2024	138,000	157,974
Schlumberger Investment SA
3.65%, 12/01/2023	575,000	623,974
Shell International Finance BV
2.88%, 05/10/2026	207,000	230,824
Williams Cos., Inc.
4.55%, 06/24/2024	138,000	155,114
3.90%, 01/15/2025	220,000	242,873
Total Energy		7,339,489

Financials (23.85%)
Aflac, Inc.
3.63%, 11/15/2024	276,000	312,167
Aircastle, Ltd.
5.50%, 02/15/2022	276,000	282,537
Ally Financial, Inc.
4.13%, 02/13/2022	519,000	537,531
American Express Credit Corp.
2.25%, 05/05/2021	276,000	279,253

Security Description	Principal Amount	Value
Financials (continued)
American International Group, Inc.
4.13%, 02/15/2024	$114,000	$127,115
3.90%, 04/01/2026	138,000	157,956
Bank of America Corp.
3M US L + 0.77%, 02/05/2026(a)	716,000	716,125
4.25%, 10/22/2026	1,754,000	2,033,461
Bank of Montreal
1.90%, 08/27/2021	716,000	727,892
2.35%, 09/11/2022	207,000	215,883
2.55%, 11/06/2022	138,000	144,373
Bank of New York Mellon Corp.
2.45%, 11/27/2020	466,000	467,669
3M US L + 1.05%, 10/30/2023(a)	347,000	353,124
3.25%, 05/16/2027	54,000	61,323
Barclays PLC
3M US L + 1.38%, 05/16/2024(a)	354,000	356,038
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	354,000	396,399
BNP Paribas SA
5.00%, 01/15/2021	114,000	116,006
3.25%, 03/03/2023	187,000	200,565
Boston Properties LP
3.85%, 02/01/2023	575,000	614,595
Capital One Financial Corp.
3.50%, 06/15/2023	432,000	463,862
3.30%, 10/30/2024	94,000	102,383
3.80%, 01/31/2028	41,000	45,823
Charles Schwab Corp.
2.65%, 01/25/2023	207,000	218,183
Chubb INA Holdings, Inc.
2.70%, 03/13/2023	84,000	88,419
3.35%, 05/03/2026	343,000	392,687
Citigroup, Inc.
2.65%, 10/26/2020	207,000	207,732
2.70%, 03/30/2021	257,000	260,601
3M US L + 1.43%, 09/01/2023(a)	354,000	359,943
4.45%, 09/29/2027	207,000	240,793
6.63%, 06/15/2032	726,000	1,023,328
CME Group, Inc.
3.75%, 06/15/2028	69,000	81,979
Cooperatieve Rabobank UA
4.63%, 12/01/2023	354,000	394,763
CoreCivic, Inc.
4.63%, 05/01/2023	207,000	197,297
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	113,000	113,896
3.45%, 04/16/2021	114,000	116,165
4.55%, 04/17/2026	326,000	382,752
Deutsche Bank AG
4.25%, 10/14/2021	207,000	214,171
3.95%, 02/27/2023	138,000	145,925

Security Description	Principal Amount	Value
Financials (continued)
Discover Bank
3.20%, 08/09/2021	$69,000	$70,637
4.65%, 09/13/2028	187,000	219,486
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	113,000	120,702
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(a)	575,000	578,230
3M US L + 1.60%, 11/29/2023(a)	354,000	365,613
3.50%, 11/16/2026	39,000	43,542
Host Hotels & Resorts LP
4.00%, 06/15/2025	138,000	144,381
HSBC Holdings PLC
4.30%, 03/08/2026	187,000	215,004
3.90%, 05/25/2026	276,000	311,961
3M US L + 1.38%, 09/12/2026(a)	207,000	208,132
4.38%, 11/23/2026	138,000	156,261
Huntington Bancshares, Inc.
3.15%, 03/14/2021	276,000	279,555
4.00%, 05/15/2025	37,000	42,217
Huntington National Bank
3.25%, 05/14/2021	276,000	281,059
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	138,000	157,451
3.10%, 09/15/2027	182,000	202,801
3.75%, 09/21/2028	207,000	241,546
International Lease Finance Corp.
5.88%, 08/15/2022	187,000	202,497
JPMorgan Chase & Co.
3.38%, 05/01/2023	276,000	295,033
3M US L + 1.23%, 10/24/2023(a)	831,000	846,389
4.25%, 10/01/2027	1,364,000	1,595,599
KeyBank NA/Cleveland OH
3.38%, 03/07/2023	187,000	200,226
KeyCorp
5.10%, 03/24/2021	432,000	443,687
Lincoln National Corp.
3.35%, 03/09/2025	276,000	302,662
3.80%, 03/01/2028	69,000	78,380
M&T Bank Corp.
3M US L + 0.68%, 07/26/2023(a)	354,000	356,116
Manufacturers & Traders Trust Co.
3M US L + 0.27%, 01/25/2021(a)	432,000	432,533
MetLife, Inc.
3.60%, 04/10/2024	345,000	384,162
6.50%, 12/15/2032	37,000	56,082
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	276,000	319,130

Security Description	Principal Amount	Value
Financials (continued)
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	$207,000	$214,698
3M US L + 1.00%, 09/11/2024(a)	716,000	718,552
3.17%, 09/11/2027	69,000	76,666
Morgan Stanley
3M US L + 1.40%, 10/24/2023(a)	716,000	729,646
5.00%, 11/24/2025	432,000	508,989
National Australia Bank, Ltd.
2.50%, 07/12/2026	69,000	75,437
Natwest Group PLC
3M US L + 1.48%, 05/15/2023(a)	276,000	288,029
3M US L + 1.47%, 05/15/2023(a)	354,000	356,164
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	276,000	311,083
Prudential Financial, Inc.
4.50%, 11/16/2021	138,000	144,792
Royal Bank of Canada
2.15%, 10/26/2020	207,000	207,616
Simon Property Group LP
3.38%, 10/01/2024	69,000	74,915
3.38%, 12/01/2027	138,000	149,316
Starwood Property Trust, Inc.
5.00%, 12/15/2021	187,000	190,313
State Street Corp.
3.30%, 12/16/2024	207,000	231,289
3.55%, 08/18/2025	94,000	107,292
Toronto-Dominion Bank
3.15%, 09/17/2020	354,000	354,400
Truist Bank
3.30%, 05/15/2026	276,000	311,837
UBS Group AG
3.49%, 05/23/2023(b)	138,000	144,816
4.13%, 09/24/2025(b)	114,000	130,962
4.13%, 04/15/2026(b)	69,000	80,205
US Bancorp
2.63%, 01/24/2022	138,000	142,338
3.00%, 03/15/2022	276,000	287,127
Visa, Inc.
3.15%, 12/14/2025	207,000	232,889
2.75%, 09/15/2027	187,000	208,246
Wells Fargo & Co.
2.55%, 12/07/2020	138,000	138,851
3M US L + 0.93%, 02/11/2022(a)	138,000	138,473
3M US L + 1.23%, 10/31/2023(a)	207,000	210,028
3.00%, 04/22/2026	138,000	151,364
Westpac Banking Corp.
2.10%, 05/13/2021	247,000	250,191
3.65%, 05/15/2023	207,000	224,860
2.70%, 08/19/2026	69,000	76,509
Total Financials		29,769,681

Security Description	Principal Amount	Value
Health Care (5.07%)
AbbVie, Inc.
2.90%, 11/06/2022	$432,000	$454,497
3.85%, 06/15/2024(b)	219,000	241,850
3.60%, 05/14/2025	69,000	77,057
Aetna, Inc.
3.50%, 11/15/2024	207,000	228,426
Amgen, Inc.
3.63%, 05/22/2024	276,000	304,734
Anthem, Inc.
3.50%, 08/15/2024	69,000	76,030
Becton Dickinson and Co.
3M US L + 0.875%, 12/29/2020(a)	114,000	114,049
Centene Corp.
4.75%, 05/15/2022	276,000	278,415
Cigna Corp.
3.00%, 07/15/2023	344,000	367,673
4.38%, 10/15/2028	156,000	186,993
CVS Health Corp.
4.30%, 03/25/2028	950,000	1,119,104
Eli Lilly and Co.
2.75%, 06/01/2025	45,000	49,560
Gilead Sciences, Inc.
4.40%, 12/01/2021	138,000	143,415
2.50%, 09/01/2023	138,000	145,911
Johnson & Johnson
2.45%, 03/01/2026	354,000	389,238
Medtronic, Inc.
3.50%, 03/15/2025	103,000	116,014
Merck & Co., Inc.
2.80%, 05/18/2023	701,000	748,701
Pfizer, Inc.
3.20%, 09/15/2023	299,000	324,418
3.00%, 12/15/2026	138,000	157,460
Thermo Fisher Scientific, Inc.
3.65%, 12/15/2025	114,000	130,032
UnitedHealth Group, Inc.
2.88%, 03/15/2023	207,000	220,301
3.75%, 07/15/2025	276,000	316,603
3.10%, 03/15/2026	121,000	136,312
Total Health Care		6,326,793

Industrials (3.62%)
Boeing Co.
3.45%, 11/01/2028	207,000	207,806
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	207,000	216,677
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	37,000	37,885
2.40%, 06/06/2022	207,000	214,795
CNH Industrial Capital LLC
4.88%, 04/01/2021	207,000	211,565
CNH Industrial NV
4.50%, 08/15/2023	276,000	297,231
CSX Corp.
3.40%, 08/01/2024	207,000	229,832
2.60%, 11/01/2026	69,000	75,407

Security Description	Principal Amount	Value
Industrials (continued)
FedEx Corp.
3.40%, 02/15/2028	$207,000	$232,320
General Dynamics Corp.
3.50%, 05/15/2025	269,000	302,443
2.63%, 11/15/2027	207,000	227,314
Honeywell International, Inc.
2.50%, 11/01/2026	207,000	228,204
John Deere Capital Corp.
3M US L + 0.16%, 01/08/2021(a)	138,000	138,076
2.65%, 06/24/2024	276,000	297,651
Lockheed Martin Corp.
3.55%, 01/15/2026	207,000	237,013
Northrop Grumman Corp.
3.50%, 03/15/2021	35,000	35,606
3.25%, 01/15/2028	207,000	234,471
Textron, Inc.
3.65%, 03/01/2021	58,000	58,771
3.65%, 03/15/2027	187,000	201,684
United Parcel Service, Inc.
2.50%, 04/01/2023	419,000	440,196
2.40%, 11/15/2026	41,000	45,042
WESCO Distribution, Inc.
5.38%, 12/15/2021	138,000	139,241
XPO Logistics, Inc.
6.13%, 09/01/2023(b)	207,000	211,259
Total Industrials		4,520,489

Materials (2.14%)
3M Co.
3.25%, 02/14/2024	575,000	627,959
Ashland LLC
4.75%, 08/15/2022	26,000	27,316
Ball Corp.
4.00%, 11/15/2023	207,000	220,455
Celanese US Holdings LLC
5.88%, 06/15/2021	138,000	143,231
4.63%, 11/15/2022	138,000	148,971
Glencore Funding LLC
3.00%, 10/27/2022(b)	354,000	366,856
Graphic Packaging International LLC
4.75%, 04/15/2021	138,000	140,070
International Paper Co.
3.00%, 02/15/2027	138,000	152,169
LyondellBasell Industries NV
5.75%, 04/15/2024	207,000	239,120
Nutrien, Ltd.
3.50%, 06/01/2023	207,000	221,290
Sherwin-Williams Co.
3.45%, 08/01/2025	207,000	230,341
3.45%, 06/01/2027	138,000	156,831
Total Materials		2,674,609

Security Description	Principal Amount	Value
Technology (4.24%)
Apple, Inc.
2.40%, 05/03/2023	$354,000	$373,857
3.45%, 05/06/2024	207,000	229,317
2.75%, 01/13/2025	94,000	102,808
3.20%, 05/11/2027	207,000	235,724
Broadcom, Inc.
4.11%, 09/15/2028	219,000	245,510
Cisco Systems, Inc.
2.20%, 09/20/2023	138,000	145,549
Corning, Inc.
2.90%, 05/15/2022	69,000	71,410
Dell International LLC / EMC Corp.
4.42%, 06/15/2021(b)	149,000	152,868
5.88%, 06/15/2021(b)	30,000	30,029
Flex, Ltd.
5.00%, 02/15/2023	276,000	300,927
IBM Credit LLC
3M US L + 0.16%, 02/05/2021(a)	533,000	533,384
Intel Corp.
2.60%, 05/19/2026	207,000	227,995
International Business Machines Corp.
2.50%, 01/27/2022	354,000	365,102
3.63%, 02/12/2024	207,000	228,520
Microsoft Corp.
3.45%, 08/08/2036	187,000	225,535
Moody’s Corp.
4.50%, 09/01/2022	41,000	43,977
NCR Corp.
5.00%, 07/15/2022	69,000	68,989
Oracle Corp.
3.40%, 07/08/2024	207,000	227,773
3.25%, 11/15/2027	1,100,000	1,245,669
S&P Global, Inc.
4.00%, 06/15/2025	207,000	237,066
Total Technology		5,292,009

Utilities (1.80%)
Alabama Power Co.
3.55%, 12/01/2023	114,000	124,773
CMS Energy Corp.
3.60%, 11/15/2025	114,000	127,855
Consumers Energy Co.
3.38%, 08/15/2023	138,000	149,585
3.13%, 08/31/2024	138,000	150,128
Dominion Energy, Inc.
4.25%, 06/01/2028	187,000	221,063
Duke Energy Carolinas LLC
2.95%, 12/01/2026	138,000	155,188
Duke Energy Corp.
1.80%, 09/01/2021	432,000	437,917
Exelon Corp.
3.50%, 06/01/2022	138,000	144,538
3.40%, 04/15/2026	113,000	127,644
Exelon Generation Co. LLC
4.25%, 06/15/2022	69,000	73,107
Southern Co.
2.95%, 07/01/2023	354,000	376,754

Security Description	Principal Amount	Value
Utilities (continued)
Southwestern Electric Power Co.
4.10%, 09/15/2028	$138,000	$161,490
Total Utilities		2,250,042

TOTAL CORPORATE BONDS
(Cost $68,144,139)		72,425,744

Security Description	Principal Amount	Value
GOVERNMENT BONDS (25.63%)
United States Treasury Bond
2.75%, 02/15/2028	7,162,000	8,334,498
3.88%, 08/15/2040	997,300	1,473,823
2.75%, 11/15/2047	1,360,000	1,766,884
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(c)	383,753	586,939
United States Treasury Note
2.88%, 11/15/2021	3,577,000	3,694,510
2.88%, 10/31/2023	2,139,000	2,322,486
3.00%, 10/31/2025	3,577,000	4,074,357
United States Treasury Strip Principal
0.00%, 02/15/2038(d)	3,577,000	2,981,211
0.00%, 08/15/2039(d)	4,293,000	3,439,211
0.00%, 11/15/2046(d)	2,139,000	1,445,652
0.00%, 05/15/2048(d)	2,855,000	1,879,048
TOTAL GOVERNMENT BONDS
(Cost $26,645,431)		31,998,619

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (15.92%)
State Street Institutional Treasury Plus Money Market Fund	0.03%	19,876,649	19,876,649
TOTAL SHORT TERM INVESTMENTS
(Cost $19,876,649)			19,876,649

TOTAL INVESTMENTS (99.57%)
(Cost $114,666,219)			$124,301,012
OTHER ASSETS IN EXCESS OF LIABILITIES (0.43%)			531,268
NET ASSETS - 100.00%			$124,832,280

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
3M US L - 3 Month LIBOR as of August 31, 2020 was 0.24%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2020 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,358,845, representing 1.09% of net assets.
(c)	Principal amount of security is adjusted for inflation.
(d)	Zero coupon bond.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Unconstrained Income ETF

Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (80.45%)
Communications (14.18%)
AMC Networks, Inc.
4.75%, 08/01/2025	$70,000	$72,555
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 02/15/2026(a)	100,000	104,931
5.13%, 05/01/2027(a)	101,000	107,702
5.00%, 02/01/2028(a)	35,000	37,047
CenturyLink, Inc.
6.45%, 06/15/2021	129,000	133,532
7.50%, 04/01/2024	26,000	29,510
CSC Holdings LLC
5.75%, 01/15/2030(a)	200,000	218,251
DISH DBS Corp.
5.88%, 07/15/2022	75,000	78,825
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	49,000	50,899
6.63%, 08/01/2026	49,000	55,667
Lamar Media Corp.
5.75%, 02/01/2026	149,000	155,642
Level 3 Financing, Inc.
5.38%, 01/15/2024	75,000	76,117
Netflix, Inc.
5.50%, 02/15/2022	94,000	99,170
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	26,000	25,350
Sprint Communications, Inc.
6.00%, 11/15/2022	108,000	117,315
Sprint Corp.
7.88%, 09/15/2023	49,000	57,054
7.13%, 06/15/2024	49,000	57,010
T-Mobile USA, Inc.
4.50%, 02/01/2026	150,000	154,967
VeriSign, Inc.
4.75%, 07/15/2027	49,000	52,294
ViacomCBS, Inc.
3M US L + 3.895%, 02/28/2057(b)	36,000	37,418
Ziggo BV
5.50%, 01/15/2027(a)	75,000	78,964
Total Communications		1,800,220

Consumer Discretionary (15.00%)
ADT Security Corp.
6.25%, 10/15/2021	101,000	106,972
Aramark Services, Inc.
5.00%, 02/01/2028(a)	50,000	49,832
Boyd Gaming Corp.
6.38%, 04/01/2026	50,000	52,195
Builders FirstSource, Inc.
6.75%, 06/01/2027(a)	33,000	36,067
Dana, Inc.
5.50%, 12/15/2024	75,000	76,773

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Ford Motor Co.
9.00%, 04/22/2025	$225,000	$263,599
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	35,000	35,175
Hanesbrands, Inc.
4.88%, 05/15/2026(a)	143,000	155,957
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	49,000	49,669
International Game Technology PLC
6.25%, 02/15/2022(a)	58,000	59,722
KB Home
7.50%, 09/15/2022	65,000	71,485
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/2024(a)	49,000	50,685
L Brands, Inc.
5.63%, 02/15/2022	33,000	33,981
Lennar Corp.
4.75%, 11/29/2027	100,000	114,125
MGM Resorts International
6.00%, 03/15/2023	100,000	105,687
Penske Automotive Group, Inc.
5.50%, 05/15/2026	70,000	73,043
PulteGroup, Inc.
5.00%, 01/15/2027	49,000	55,982
Scotts Miracle-Gro Co.
5.25%, 12/15/2026	70,000	75,149
Service Corp. International
4.63%, 12/15/2027	87,000	94,430
ServiceMaster Co. LLC
5.13%, 11/15/2024(a)	89,000	91,012
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	49,000	47,595
Toll Brothers Finance Corp.
4.88%, 03/15/2027	49,000	55,299
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025(a)	49,000	48,602
Wynn Macau, Ltd.
4.88%, 10/01/2024(a)	101,000	101,011
Total Consumer Discretionary		1,904,047

Consumer Staples (3.77%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.63%, 06/15/2024	70,000	72,324
B&G Foods, Inc.
5.25%, 04/01/2025	49,000	50,750
Energizer Holdings, Inc.
6.38%, 07/15/2026(a)	75,000	79,688
Pilgrim's Pride Corp.
5.75%, 03/15/2025(a)	49,000	50,409
Spectrum Brands, Inc.
5.75%, 07/15/2025	143,000	148,005

Security Description	Principal Amount	Value
Consumer Staples (continued)
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	$75,000	$77,456
Total Consumer Staples		478,632

Energy (6.79%)
CNX Resources Corp.
5.88%, 04/15/2022	23,000	23,169
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(a)	49,000	48,495
DCP Midstream Operating LP
5.38%, 07/15/2025	70,000	75,376
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 01/30/2026(a)	49,000	49,103
Murphy Oil Corp.
5.75%, 08/15/2025	75,000	72,102
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025	50,000	32,182
Parkland Corp.
6.00%, 04/01/2026(a)	75,000	79,303
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025(a)	75,000	76,632
Range Resources Corp.
5.00%, 08/15/2022	82,000	82,666
SM Energy Co.
6.13%, 11/15/2022	49,000	38,637
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026	49,000	50,663
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 04/15/2026	75,000	79,078
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	75,000	77,418
WPX Energy, Inc.
5.75%, 06/01/2026	75,000	76,712
Total Energy		861,536

Financials (7.72%)
Ally Financial, Inc.
5.75%, 11/20/2025	101,000	113,349
CIT Group, Inc.
5.00%, 08/15/2022	118,000	123,627
5.25%, 03/07/2025	40,000	43,696
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 02/01/2022	50,000	50,674
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	100,000	104,041
iStar, Inc.
5.25%, 09/15/2022	75,000	76,110
Jefferies Financial Group, Inc.
5.50%, 10/18/2023	49,000	54,076

Security Description	Principal Amount	Value
Financials (continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024	$49,000	$53,048
Navient Corp.
6.50%, 06/15/2022	89,000	93,005
OneMain Finance Corp.
5.63%, 03/15/2023	80,000	85,050
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	75,000	74,497
Quicken Loans LLC
5.25%, 01/15/2028(a)	70,000	74,841
Starwood Property Trust, Inc.
4.75%, 03/15/2025	35,000	33,815
Total Financials		979,829

Health Care (9.35%)
Avantor, Inc.
6.00%, 10/01/2024(a)	75,000	78,469
Bausch Health Cos., Inc.
5.50%, 03/01/2023(a)	12,000	12,014
6.13%, 04/15/2025(a)	26,000	26,773
9.00%, 12/15/2025(a)	35,000	38,367
6.25%, 02/15/2029(a)	150,000	156,966
Centene Corp.
4.75%, 01/15/2025	175,000	180,250
CHS/Community Health Systems, Inc.
6.25%, 03/31/2023	150,000	150,562
Encompass Health Corp.
5.75%, 11/01/2024	43,000	43,327
HCA, Inc.
5.88%, 05/01/2023	115,000	126,092
Hologic, Inc.
4.38%, 10/15/2025(a)	35,000	35,799
Tenet Healthcare Corp.
8.13%, 04/01/2022	26,000	28,100
4.88%, 01/01/2026(a)	150,000	156,186
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	10,000	10,003
2.80%, 07/21/2023	150,000	144,276
Total Health Care		1,187,184

Industrials (8.11%)
Anixter, Inc.
5.50%, 03/01/2023	75,000	77,524
Bombardier, Inc.
6.13%, 01/15/2023(a)	49,000	39,739
Covanta Holding Corp.
5.88%, 03/01/2024	75,000	76,699
H&E Equipment Services, Inc.
5.63%, 09/01/2025	35,000	36,356
Howmet Aerospace, Inc.
5.13%, 10/01/2024	70,000	75,123
Terex Corp.
5.63%, 02/01/2025(a)	101,000	102,508

Security Description	Principal Amount	Value
Industrials (continued)
TransDigm, Inc.
6.25%, 03/15/2026(a)	$150,000	$158,543
United Rentals North America, Inc.
5.88%, 09/15/2026	143,000	152,314
WESCO Distribution, Inc.
5.38%, 06/15/2024	125,000	128,893
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	107,000	107,567
6.75%, 08/15/2024(a)	70,000	74,610
Total Industrials		1,029,876

Materials (6.56%)
Ball Corp.
4.88%, 03/15/2026	49,000	54,962
Berry Global, Inc.
4.88%, 07/15/2026(a)	35,000	37,224
Chemours Co.
7.00%, 05/15/2025	50,000	51,050
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	85,000	90,578
FMG Resources August 2006 Pty, Ltd.
5.13%, 03/15/2023(a)	49,000	51,676
Graphic Packaging International LLC
4.75%, 07/15/2027(a)	70,000	77,586
Koppers, Inc.
6.00%, 02/15/2025(a)	49,000	50,500
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	49,000	49,807
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	75,000	72,656
OCI NV
6.63%, 04/15/2023(a)	49,000	51,082
Rayonier AM Products, Inc.
5.50%, 06/01/2024(a)	19,000	12,825
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023(a)	96,000	97,531
Sealed Air Corp.
5.25%, 04/01/2023(a)	49,000	52,618
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025(a)	35,000	31,478
United States Steel Corp.
6.88%, 08/15/2025	70,000	51,450
Total Materials		833,023

Technology (5.40%)
Amkor Technology, Inc.
6.63%, 09/15/2027(a)	35,000	38,406
CommScope Technologies LLC
6.00%, 06/15/2025(a)	46,000	47,222

Security Description	Principal Amount	Value
Technology (continued)
CommScope, Inc.
5.50%, 03/01/2024(a)	$70,000	$72,371
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)	48,000	48,046
7.13%, 06/15/2024(a)	26,000	27,001
j2 Cloud Services LLC / j2 Cloud Co.-Obligor, Inc.
6.00%, 07/15/2025(a)	75,000	78,191
MSCI, Inc.
5.38%, 05/15/2027(a)	49,000	53,048
NCR Corp.
5.00%, 07/15/2022	86,000	85,986
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022(a)	75,000	75,146
NortonLifeLock, Inc.
5.00%, 04/15/2025(a)	49,000	50,286
Seagate HDD Cayman
4.09%, 06/01/2029(a)	20,000	21,481
Western Digital Corp.
4.75%, 02/15/2026	49,000	53,086
Xerox Corp.
4.13%, 03/15/2023	35,000	36,032
Total Technology		686,302

Utilities (3.57%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	75,000	84,698
Calpine Corp.
5.13%, 03/15/2028(a)	100,000	105,141
Cemig Geracao e Transmissao SA
9.25%, 12/05/2024(a)	49,000	55,223
NRG Energy, Inc.
6.63%, 01/15/2027	89,000	95,378
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/2024	75,000	75,984
Vistra Operations Co. LLC
5.00%, 07/31/2027(a)	35,000	37,152
Total Utilities		453,576

TOTAL CORPORATE BONDS
(Cost $9,937,056)		10,214,225

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (9.55%)
iShares iBoxx High Yield Corporate Bond ETF	7,100	603,713
Xtrackers USD High Yield Corporate Bond ETF	12,500	609,500

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,117,024)		1,213,213

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.90%)
State Street Institutional Treasury Plus Money Market Fund	0.03%	1,129,935	$1,129,935
TOTAL SHORT TERM INVESTMENTS
(Cost $1,129,935)			1,129,935

TOTAL INVESTMENTS (98.90%)
(Cost $12,184,015)			$12,557,373
OTHER ASSETS IN EXCESS OF LIABILITIES (1.10%)			139,512
NET ASSETS - 100.00%			$12,696,885

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of August 31, 2020 was 0.24%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,208,431, representing 33.15% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of August 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF
Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.46%)
Communication Services (5.44%)
Alphabet, Inc., Class A(a)	169	$275,390
Alphabet, Inc., Class C(a)	162	264,737
AT&T, Inc.	68,202	2,033,102
Facebook, Inc., Class A(a)	4,885	1,432,282
Sirius XM Holdings, Inc.	195,849	1,149,634
Verizon Communications, Inc.	35,880	2,126,608
Total Communication Services		7,281,753

Consumer Discretionary (12.85%)
Amazon.com, Inc.(a)	2,099	7,243,565
Best Buy Co., Inc.	12,082	1,340,014
Dollar General Corp.	4,093	826,295
Domino's Pizza, Inc.	3,280	1,341,389
Lowe's Cos., Inc.	8,844	1,456,518
NIKE, Inc., Class B	5,685	636,095
Pool Corp.	2,875	942,540
PulteGroup, Inc.	16,566	738,678
Starbucks Corp.	14,910	1,259,448
Target Corp.	9,446	1,428,330
Total Consumer Discretionary		17,212,872

Consumer Staples (7.92%)
Coca-Cola Co.	55,120	2,730,094
Colgate-Palmolive Co.	28,206	2,235,607
Mondelez International, Inc., Class A	40,518	2,367,062
Philip Morris International, Inc.	7,132	569,062
Vector Group, Ltd.	96,670	973,467
Walmart, Inc.	12,439	1,727,155
Total Consumer Staples		10,602,447

Energy (2.42%)
Exxon Mobil Corp.	39,797	1,589,492
Kinder Morgan, Inc.	119,493	1,651,394
Total Energy		3,240,886

Financials (5.65%)
Ameriprise Financial, Inc.	7,919	1,241,699
Artisan Partners Asset Management, Inc., Class A	22,480	870,201
Bank of America Corp.	96,453	2,482,700
First Republic Bank	790	89,199
Fulton Financial Corp.	79,250	775,065
Navient Corp.	56,386	512,549
Progressive Corp.	8,537	811,356
Trustmark Corp.	33,256	780,851
Total Financials		7,563,620

Health Care (10.42%)
AbbVie, Inc.	12,793	1,225,186
Boston Scientific Corp.(a)	29,122	1,194,584

Security Description	Shares	Value
Health Care (continued)
Eli Lilly and Co.	15,534	$2,305,090
Humana, Inc.	4,155	1,725,031
IDEXX Laboratories, Inc.(a)	2,409	942,064
Merck & Co., Inc.	28,331	2,415,784
Pfizer, Inc.	63,910	2,415,159
Zoetis, Inc.	10,769	1,724,117
Total Health Care		13,947,015

Industrials (9.17%)
3M Co.	13,705	2,234,189
A O Smith Corp.	10,233	501,110
Fastenal Co.	46,262	2,260,361
Lockheed Martin Corp.	5,609	2,188,968
Northrop Grumman Corp.	2,293	785,605
Rollins, Inc.	42,356	2,335,510
United Parcel Service, Inc., Class B	12,048	1,971,294
Total Industrials		12,277,037

Information Technology (33.63%)
Advanced Micro Devices, Inc.(a)	16,404	1,489,811
Apple, Inc.	55,328	7,139,525
Broadcom, Inc.	7,787	2,703,257
Cadence Design Systems, Inc.(a)	19,055	2,113,390
Cisco Systems, Inc.	58,448	2,467,675
CommVault Systems, Inc.(a)	23,579	1,019,320
Intel Corp.	49,392	2,516,522
Microsoft Corp.	43,129	9,726,883
National Instruments Corp.	19,839	712,022
NVIDIA Corp.	3,727	1,993,870
Oracle Corp.	42,871	2,453,079
PayPal Holdings, Inc.(a)	8,356	1,705,794
Power Integrations, Inc.	18,993	1,063,038
Salesforce.com, Inc.(a)	3,521	960,001
Square, Inc., Class A(a)	11,428	1,823,452
Teradyne, Inc.	3,337	283,545
Texas Instruments, Inc.	9,059	1,287,737
Visa, Inc.	16,810	3,563,552
Total Information Technology		45,022,473

Materials (1.98%)
Newmont Mining Corp.	33,287	2,239,549
Westrock Co.	13,491	409,182
Total Materials		2,648,731

Real Estate (7.09%)
American Assets Trust, Inc.	31,442	803,343
American Tower Corp.	9,006	2,243,845
Douglas Emmett, Inc.	19,225	536,762
Equity Residential	24,447	1,380,033
Iron Mountain, Inc.(b)	19,156	576,404
Kimco Realty Corp.	1,989	23,848
Lexington Realty Trust	53,989	613,855
Piedmont Office Realty Trust, Inc., Class A	89,540	1,370,858
Prologis, Inc.	10,444	1,063,826
SITE Centers Corp.	56,247	422,415

Security Description	Shares	Value
Real Estate (continued)
The GEO Group, Inc.	41,469	$462,794
Total Real Estate		9,497,983

Utilities (2.89%)
Alliant Energy Corp.	10,405	563,431
Duke Energy Corp.	14,438	1,159,949
Entergy Corp.	10,043	995,663
PPL Corp.	41,558	1,148,247
Total Utilities		3,867,290

TOTAL COMMON STOCKS
(Cost $111,646,220)		133,162,107

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.75%)
Money Market Fund (0.41%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $553,695)	0.03%	553,695	553,695

Investments Purchased with Collateral from Securities Loaned (0.33%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.10%
(Cost $445,377)		445,377	445,377
TOTAL SHORT TERM INVESTMENTS
(Cost $999,072)			999,072

TOTAL INVESTMENTS (100.20%)
(Cost $112,645,292)			$134,161,179
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.20%)			(273,981)
NET ASSETS - 100.00%			$133,887,198

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $432,303.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Flex-Cap ETF
Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.70%)
Communication Services (8.76%)
Alphabet, Inc., Class A(a)	723	$1,178,150
Alphabet, Inc., Class C(a)	301	491,888
Comcast Corp., Class A	15,954	714,899
Discovery, Inc., Class C(a)	11,984	239,321
Facebook, Inc., Class A(a)	3,134	918,889
Netflix, Inc.(a)	1,638	867,419
New York Times Co., Class A(b)	11,297	489,499
Sirius XM Holdings, Inc.	86,829	509,686
Verizon Communications, Inc.	17,651	1,046,175
Total Communication Services		6,455,926

Consumer Discretionary (14.49%)
Adtalem Global Education, Inc.(a)	10,723	356,004
Amazon.com, Inc.(a)	1,044	3,602,802
Chegg, Inc.(a)(b)	8,766	646,405
Domino's Pizza, Inc.	1,556	636,342
Hanesbrands, Inc.	34,566	528,514
Lowe's Cos., Inc.	4,911	808,792
Pool Corp.	1,860	609,782
PulteGroup, Inc.	11,974	533,921
Sonic Automotive, Inc., Class A	11,118	469,847
Target Corp.	4,977	752,572
Tesla, Inc.(a)	1,350	672,732
TRI Pointe Group, Inc.(a)	13,625	229,990
Wendy's Co.	17,837	373,507
Williams-Sonoma, Inc.	5,228	458,809
Total Consumer Discretionary		10,680,019

Consumer Staples (3.62%)
Coca-Cola Co.	18,969	939,535
Colgate-Palmolive Co.	9,156	725,705
Sprouts Farmers Market, Inc.(a)	14,463	337,711
Vector Group, Ltd.	43,517	438,216
Walmart, Inc.	1,650	229,102
Total Consumer Staples		2,670,269

Energy (0.70%)
Cabot Oil & Gas Corp.	27,162	515,263

Financials (9.26%)
Ameriprise Financial, Inc.	3,755	588,784
Berkshire Hathaway, Inc., Class B(a)	1,242	270,806
BlackRock, Inc.	1,244	739,172
Citigroup, Inc.	14,099	720,741
First Commonwealth Financial Corp.	43,033	352,871
Hope Bancorp, Inc.	36,504	308,824
Mercury General Corp.	10,649	476,330
National General Holdings Corp.	13,800	469,890
OceanFirst Financial Corp.	17,894	279,325
Progressive Corp.	7,112	675,924

Security Description	Shares	Value
Financials (continued)
Provident Financial Services, Inc.	26,342	$347,188
S&P Global, Inc.	2,006	735,038
Trupanion, Inc.(a)	8,085	507,172
Trustmark Corp.	15,041	353,163
Total Financials		6,825,228

Health Care (16.21%)
Alexion Pharmaceuticals, Inc.(a)	5,750	656,765
Anthem, Inc.	2,447	688,879
Boston Scientific Corp.(a)	16,586	680,358
DexCom, Inc.(a)	1,419	603,657
Eli Lilly and Co.	5,500	816,145
Exelixis, Inc.(a)	24,438	543,012
HMS Holdings Corp.(a)	11,936	332,895
Johnson & Johnson	1,952	299,456
Merck & Co., Inc.	11,625	991,264
NeoGenomics, Inc.(a)	15,300	595,935
Pacific Biosciences of California, Inc.(a)	70,849	467,603
Perrigo Co. PLC	9,233	482,886
PRA Health Sciences, Inc.(a)	1,738	185,810
Quidel Corp.(a)	2,582	454,329
RadNet, Inc.(a)	22,322	321,883
Regeneron Pharmaceuticals, Inc.(a)	1,128	699,281
STAAR Surgical Co.(a)	9,128	437,688
UnitedHealth Group, Inc.	3,722	1,163,311
Vertex Pharmaceuticals, Inc.(a)	2,590	722,921
Zoetis, Inc.	5,015	802,901
Total Health Care		11,946,979

Industrials (7.74%)
3M Co.	4,497	733,101
Allison Transmission Holdings, Inc.	10,095	362,108
Cintas Corp.	1,843	614,161
Expeditors International of Washington, Inc.	4,593	405,975
Fastenal Co.	9,603	469,203
Hubbell, Inc.	2,511	363,894
Lockheed Martin Corp.	1,889	737,201
Rollins, Inc.	10,110	557,465
Steelcase, Inc., Class A	25,409	265,524
United Parcel Service, Inc., Class B	5,041	824,809
Vicor Corp.(a)	4,272	371,792
Total Industrials		5,705,233

Information Technology (28.91%)
Adobe, Inc.(a)	2,156	1,106,869
Advanced Micro Devices, Inc.(a)	8,989	816,381
Apple, Inc.	27,716	3,576,473
Broadcom, Inc.	1,880	652,642
CACI International, Inc., Class A(a)	1,481	346,835
Cisco Systems, Inc.	20,416	861,964
Cognizant Technology Solutions Corp., Class A	6,021	402,564
Enphase Energy, Inc.(a)	6,170	476,509
Entegris, Inc.	6,738	450,705

Security Description	Shares	Value
Information Technology (continued)
EPAM Systems, Inc.(a)	1,733	$566,864
HP, Inc.	12,056	235,695
Intel Corp.	17,830	908,438
Knowles Corp.(a)	31,489	474,224
Microsoft Corp.	18,479	4,167,569
Monolithic Power Systems, Inc.	2,271	606,652
NCR Corp.(a)	12,595	257,442
Oracle Corp.	13,987	800,336
PayPal Holdings, Inc.(a)	5,162	1,053,771
Power Integrations, Inc.	8,436	472,163
Square, Inc., Class A(a)	3,558	567,714
Visa, Inc.	6,383	1,353,132
VMware, Inc., Class A(a)	3,874	559,561
Zebra Technologies Corp., Class A(a)	2,057	589,392
Total Information Technology		21,303,895

Materials (4.92%)
Axalta Coating Systems, Ltd.(a)	15,047	358,871
Eastman Chemical Co.	4,328	316,420
FMC Corp.	5,261	562,190
NewMarket Corp.	797	296,875
Owens-Illinois, Inc.	42,348	460,746
Packaging Corp. of America	2,814	284,889
Royal Gold, Inc.	4,266	581,541
Schweitzer-Mauduit International, Inc.	5,181	157,140
Vulcan Materials Co.	3,009	361,080
Westrock Co.	8,193	248,494
Total Materials		3,628,246

Real Estate (3.70%)
Apartment Investment and Management Co., Class A	9,672	348,482
Douglas Emmett, Inc.	12,740	355,701
Kennedy-Wilson Holdings, Inc.	24,505	350,176
Piedmont Office Realty Trust, Inc., Class A	30,166	461,842
Prologis, Inc.	8,694	885,571
Weingarten Realty Investors	18,783	328,139
Total Real Estate		2,729,911

Utilities (1.39%)
AES Corp.	11,030	195,782
Entergy Corp.	5,966	591,469
NRG Energy, Inc.	6,873	236,500
Total Utilities		1,023,751

TOTAL COMMON STOCKS
(Cost $62,085,670)		73,484,720

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.21%)
State Street Institutional Treasury Plus Money Market Fund	0.03%	152,556	$152,556
TOTAL SHORT TERM INVESTMENTS
(Cost $152,556)			152,556

TOTAL INVESTMENTS (99.91%)
(Cost $62,238,226)			$73,637,276
OTHER ASSETS IN EXCESS OF LIABILITIES (0.09%)			67,864
NET ASSETS - 100.00%			$73,705,140

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $824,059.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund

Schedule of Investments

As of August 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (85.69%)
Communications (8.43%)
AMC Networks, Inc.
5.00%, 04/01/2024	$1,164,000	$1,188,007
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	1,000,000	1,046,405
CSC Holdings LLC
6.75%, 11/15/2021	1,000,000	1,052,815
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,277,000	1,326,484
Lamar Media Corp.
5.00%, 05/01/2023	675,000	684,696
5.75%, 02/01/2026	500,000	522,288
Netflix, Inc.
5.38%, 02/01/2021	1,369,000	1,398,516
T-Mobile USA, Inc.
4.50%, 02/01/2026	1,000,000	1,033,110
VeriSign, Inc.
4.63%, 05/01/2023	1,142,000	1,157,588
Videotron, Ltd.
5.00%, 07/15/2022	1,329,000	1,399,869
Total Communications		10,809,778

Consumer Discretionary (10.16%)
ADT Security Corp.
6.25%, 10/15/2021	1,425,000	1,509,253
3.50%, 07/15/2022	500,000	512,808
Boyd Gaming Corp.
6.00%, 08/15/2026	791,000	827,536
DR Horton, Inc.
4.38%, 09/15/2022	1,568,000	1,667,525
Ford Motor Credit Co. LLC
2.34%, 11/02/2020	500,000	499,687
General Motors Financial Co., Inc.
4.20%, 11/06/2021	1,000,000	1,034,367
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	885,000	897,076
International Game Technology PLC
6.25%, 02/15/2022(a)	949,000	977,181
KB Home
7.00%, 12/15/2021	500,000	526,188
Las Vegas Sands Corp.
3.20%, 08/08/2024	885,000	896,820
Lennar Corp.
4.75%, 04/01/2021	415,000	420,094
4.13%, 01/15/2022	500,000	512,313
PulteGroup, Inc.
4.25%, 03/01/2021	500,000	506,812
5.50%, 03/01/2026	500,000	571,453

Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	$651,000	$632,336
Toll Brothers Finance Corp.
5.88%, 02/15/2022	1,000,000	1,045,625
Total Consumer Discretionary		13,037,074

Consumer Staples (3.12%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	1,000,000	1,220,572
JBS USA LUX SA / JBS USA Finance, Inc.
5.88%, 07/15/2024(a)	473,000	483,200
5.75%, 06/15/2025(a)	407,000	421,245
Spectrum Brands, Inc.
5.75%, 07/15/2025	616,000	637,560
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	1,204,000	1,243,437
Total Consumer Staples		4,006,014

Energy (11.98%)
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	1,155,000	1,347,059
Concho Resources, Inc.
4.38%, 01/15/2025	1,315,000	1,358,866
Continental Resources, Inc.
5.00%, 09/15/2022	946,000	942,216
EQM Midstream Partners LP
4.75%, 07/15/2023	945,000	971,224
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	1,355,000	1,404,815
Marathon Petroleum Corp.
5.38%, 10/01/2022	1,735,000	1,742,006
Newfield Exploration Co.
5.75%, 01/30/2022	1,584,000	1,618,231
Petroleos Mexicanos
5.50%, 01/21/2021	1,163,000	1,178,991
Schlumberger Holdings Corp.
3.90%, 05/17/2028(a)	1,000,000	1,093,762
Sunoco LP / Sunoco Finance Corp.
4.88%, 01/15/2023	1,362,000	1,387,394
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/01/2023(a)	790,000	776,661
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 05/01/2023	1,535,000	1,546,981
Total Energy		15,368,206

Financials (23.16%)
Air Lease Corp.
4.25%, 02/01/2024	915,000	956,246
Ally Financial, Inc.
4.25%, 04/15/2021	1,405,000	1,429,069
Ares Capital Corp.
3.50%, 02/10/2023	1,098,000	1,131,139

Security Description	Principal Amount	Value
Financials (continued)
Bancolombia SA
5.13%, 09/11/2022	$392,000	$411,963
Bank of America Corp.
4.25%, 10/22/2026	1,500,000	1,738,992
Capital One Financial Corp.
4.20%, 10/29/2025	1,000,000	1,121,969
CIT Group, Inc.
5.00%, 08/15/2022	1,918,000	2,009,469
Citigroup, Inc.
4.45%, 09/29/2027	1,500,000	1,744,878
ESH Hospitality, Inc.
5.25%, 05/01/2025(a)	1,098,000	1,116,089
Fortress Transportation and Infrastructure Investors LLC
6.75%, 03/15/2022(a)	392,000	390,062
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	885,000	898,182
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,500,000	1,710,630
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024(a)	392,000	411,279
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	1,183,000	1,223,299
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	500,000	520,202
iStar, Inc.
4.75%, 10/01/2024	1,233,000	1,232,106
JPMorgan Chase & Co.
4.25%, 10/01/2027	1,500,000	1,754,691
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022(a)	392,000	389,301
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	885,000	931,821
Newmark Group, Inc.
6.13%, 11/15/2023	392,000	402,810
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	1,460,000	1,572,364
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	1,880,000	1,867,400
Santander Holdings USA, Inc.
3.50%, 06/07/2024	448,000	481,164
SBA Communications Corp.
4.00%, 10/01/2022	392,000	395,522
3.88%, 02/15/2027(a)	500,000	519,815
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,551,000	1,578,476
Synchrony Financial
2.85%, 07/25/2022	930,000	957,879
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	785,000	803,899
Total Financials		29,700,716

Security Description	Principal Amount	Value
Health Care (1.47%)
Centene Corp.
4.75%, 01/15/2025	$1,322,000	$1,361,660
DaVita, Inc.
4.63%, 06/01/2030(a)	500,000	525,937
Total Health Care		1,887,597

Industrials (6.29%)
Colfax Corp.
6.00%, 02/15/2024(a)	814,000	846,646
MasTec, Inc.
4.50%, 08/15/2028(a)	500,000	510,625
Stericycle, Inc.
5.38%, 07/15/2024(a)	392,000	410,620
United Rentals North America, Inc.
4.63%, 10/15/2025	1,183,000	1,211,836
5.88%, 09/15/2026	500,000	532,567
WESCO Distribution, Inc.
5.38%, 12/15/2021	1,926,000	1,943,324
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	1,659,000	1,667,793
6.75%, 08/15/2024(a)	885,000	943,277
Total Industrials		8,066,688

Materials (10.67%)
Ashland LLC
4.75%, 08/15/2022	146,000	153,391
Ball Corp.
5.00%, 03/15/2022	500,000	531,838
5.25%, 07/01/2025	750,000	851,520
Berry Global, Inc.
6.00%, 10/15/2022	163,000	163,815
4.88%, 07/15/2026(a)	791,000	841,264
Braskem Finance, Ltd.
6.45%, 02/03/2024	1,206,000	1,318,610
Celanese US Holdings LLC
5.88%, 06/15/2021	1,395,000	1,447,884
CEMEX Finance LLC
6.00%, 04/01/2024(a)	603,000	612,413
CF Industries, Inc.
3.45%, 06/01/2023	160,000	166,852
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	1,210,000	1,274,269
FMG Resources August 2006 Pty, Ltd.
4.75%, 05/15/2022(a)	1,699,000	1,760,122
Freeport-McMoRan, Inc.
5.00%, 09/01/2027	500,000	529,573
Graphic Packaging International LLC
4.75%, 04/15/2021	691,000	701,365
4.88%, 11/15/2022	1,344,000	1,412,564
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	392,000	398,452
Sasol Financing International, Ltd.
4.50%, 11/14/2022	531,000	528,504

Security Description	Principal Amount	Value
Materials (continued)
Standard Industries, Inc.
3.38%, 01/15/2031(a)	$1,000,000	$997,180
Total Materials		13,689,616

Technology (7.35%)
CommScope, Inc.
5.50%, 03/01/2024(a)	1,315,000	1,359,533
Dell, Inc.
4.63%, 04/01/2021	1,093,000	1,109,258
Flex, Ltd.
5.00%, 02/15/2023	1,204,000	1,312,739
Microchip Technology, Inc.
4.25%, 09/01/2025(a)	500,000	521,001
Micron Technology, Inc.
4.64%, 02/06/2024	915,000	1,018,546
NortonLifeLock, Inc.
3.95%, 06/15/2022	139,000	143,867
5.00%, 04/15/2025(a)	785,000	805,606
NXP BV / NXP Funding LLC
4.13%, 06/01/2021(a)	885,000	907,881
Seagate HDD Cayman
4.75%, 06/01/2023	1,000,000	1,078,971
Xerox Corp.
4.50%, 05/15/2021	1,144,000	1,169,185
Total Technology		9,426,587

Utilities (3.06%)
Calpine Corp.
5.25%, 06/01/2026(a)	791,000	825,721
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,359,000	1,452,927
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	1,554,000	1,650,856
Total Utilities		3,929,504

TOTAL CORPORATE BONDS
(Cost $108,753,423)		109,921,780

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (13.91%)
State Street Institutional Treasury Plus Money Market Fund	0.03%	17,842,693	17,842,693
TOTAL SHORT TERM INVESTMENTS
(Cost $17,842,693)			17,842,693

TOTAL INVESTMENTS (99.60%)
(Cost $126,596,116)			$127,764,473
OTHER ASSETS IN EXCESS OF LIABILITIES (0.40%)			511,382
NET ASSETS - 100.00%			$128,275,855

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $29,730,128, representing 23.18% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

August 31, 2020 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Clean Energy ETF and the ALPS Disruptive Technologies ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF (formerly Cohen & Steers Global Realty Majors ETF), the ALPS Sector Dividend Dogs ETF, the Barron’s 400 ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Clean Energy ETF and ALPS Disruptive Technologies ETF collectively, the “Funds”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on either exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2020:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$12,610,160	$–	$–	$12,610,160
U.S. Energy Infrastructure Companies*	9,308,118	–	–	9,308,118
U.S. Energy Infrastructure MLPs*	7,917,262	–	–	7,917,262
U.S. General Partners*	4,692,274	–	–	4,692,274
Short Term Investments	47,787	–	–	47,787
Total	$34,575,601	$–	$–	$34,575,601

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$3,462,750,081	$–	$–	$3,462,750,081
Short Term Investments	2,506,045	–	–	2,506,045
Total	$3,465,256,126	$–	$–	$3,465,256,126

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$341,344,678	$–	$–	$341,344,678
Master Limited Partnerships*	32,812,257	–	–	32,812,257
Short Term Investments	34,033,295	–	–	34,033,295
Total	$408,190,230	$–	$–	$408,190,230

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$111,779,365	$–	$–	$111,779,365
Master Limited Partnerships*	946,802	–	–	946,802
Short Term Investments	4,354,518	–	–	4,354,518
Total	$117,080,685	$–	$–	$117,080,685

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$21,265,319	$–	$–	$21,265,319
Short Term Investments	952,751	–	–	952,751
Total	$22,218,070	$–	$–	$22,218,070

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$155,841,909	$–	$–	$155,841,909
Short Term Investments	31,634,233	–	–	31,634,233
Total	$187,476,142	$–	$–	$187,476,142

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$156,095,042	$–	$–	$156,095,042
Short Term Investments	187,769	–	–	187,769
Total	$156,282,811	$–	$–	$156,282,811

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$180,074,419	$–	$–	$180,074,419
Short Term Investments	22,210,690	–	–	22,210,690
Total	$202,285,109	$–	$–	$202,285,109

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$25,817,942	$–	$–	$25,817,942
Short Term Investments	822,548	–	–	822,548
Total	$26,640,490	$–	$–	$26,640,490

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$957,987,949	$–	$–	$957,987,949
Short Term Investments	2,419,103	–	–	2,419,103
Total	$960,407,052	$–	$–	$960,407,052

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$108,494,920	$–	$–	$108,494,920
Limited Partnerships*	2,500,675	–	–	2,500,675
Rights*	9,648	–	–	9,648
Short Term Investments	1,758,390	–	–	1,758,390
Total	$112,763,633	$–	$–	$112,763,633

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$72,425,744	$–	$72,425,744
Government Bonds	–	31,998,619	–	31,998,619
Short Term Investments	19,876,649	–	–	19,876,649
Total	$19,876,649	$104,424,363	$–	$124,301,012

RiverFront Dynamic Unconstrained Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$10,214,225	$–	$10,214,225
Exchange Traded Funds	1,213,213	–	–	1,213,213
Short Term Investments	1,129,935	–	–	1,129,935
Total	$2,343,148	$10,214,225	$–	$12,557,373

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$133,162,107	$–	$–	$133,162,107
Short Term Investments	999,072	–	–	999,072
Total	$134,161,179	$–	$–	$134,161,179

RiverFront Dynamic US Flex-Cap ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$73,484,720	$–	$–	$73,484,720
Short Term Investments	152,556	–	–	152,556
Total	$73,637,276	$–	$–	$73,637,276

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$109,921,780	$–	$109,921,780
Short Term Investments	17,842,693	–	–	17,842,693
Total	$17,842,693	$109,921,780	$–	$127,764,473

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the nine months ended August 31, 2020.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, RiverFront Dynamic US Dividend Advantage ETF, and RiverFront Dynamic US Flex-Cap ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2020:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$55,160	$35,724	$23,489	$59,213
ALPS Clean Energy ETF	53,152,597	33,545,563	22,417,969	55,963,532
ALPS Disruptive Technologies ETF	5,865,110	4,102,820	2,025,216	6,128,036
ALPS Emerging Sector Dividend Dogs ETF ETF	1,366,636	934,393	535,839	1,470,232
ALPS Equal Sector Weight ETF	41,175,451	31,556,487	10,750,149	42,306,636
ALPS International Sector Dividend Dogs ETF	3,166,477	10,950	3,318,152	3,329,102
ALPS Medical Breakthroughs ETF	41,369,547	22,178,871	19,466,762	41,645,633
ALPS REIT Dividend Dogs ETF	721,777	777,853	-	777,853
Barron's 400 ETF	1,795,453	523,886	1,378,973	1,902,859
RiverFront Dynamic US Dividend Advantage ETF	432,303	445,377	-	445,377
RiverFront Dynamic US Flex-Cap ETF	824,059	-	876,875	876,875

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the nine months ended August 31, 2020, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of August 31, 2020	Market Value as of November 30, 2019	Purchases	Purchases In-Kind	Sales	Market Value as of August 31, 2020	Dividends*	Change in Unrealized Gain/(Loss)	Realized Gain/Loss
CNX Midstream Partners LP	4,836,416	$-	$50,409,973	$4,055,340	$(13,182,587)	$46,477,958	$-	$8,659,079	$(617,174)
Crestwood Equity Partners LP	5,889,460	193,019,499	15,202,623	17,415,751	(43,571,044)	79,978,867	-	(40,524,818)	(50,635,783)
DCP Midstream LP	10,528,207	235,207,472	19,589,399	24,474,657	(65,578,825)	133,392,383	-	20,346,416	(84,328,339)
EnLink Midstream LLC	30,399,775	151,555,599	14,219,395	15,999,721	(43,067,572)	90,895,327	-	64,690,395	(101,211,568)
Genesis Energy LP	12,703,962	255,950,735	18,204,682	22,888,728	(59,444,638)	67,966,197	-	(83,160,345)	(75,768,072)
Holly Energy Partners LP	5,315,704	-	89,544,133	8,175,572	(24,839,923)	75,961,410	-	8,366,335	(1,523,799)
NGL Energy Partners LP	13,822,961	142,634,103	14,679,267	14,959,936	(36,592,379)	60,544,569	-	(23,817,925)	(40,447,670)
NuStar Energy LP	11,501,039	341,042,510	33,747,618	35,464,123	(88,607,569)	155,839,079	-	(87,580,529)	(62,182,290)
Plains All American Pipeline LP	41,547,193	677,150,858	130,475,152	76,751,885	(172,802,158)	294,154,126	-	(120,999,332)	(266,984,442)
TC PipeLines LP	6,300,770	260,040,764	45,280,106	39,148,545	(102,440,990)	191,354,385	-	9,705,404	(48,077,170)
Western Midstream Partners LP	23,428,188	440,612,042	42,968,617	46,349,316	(122,560,713)	212,493,665	-	48,032,901	(213,827,229)
						$1,409,057,966	$-	$(196,282,419)	$(945,603,536)
Investments no longer affiliated as of August 31, 2020
EQM Midstream Partners LP	-	237,295,022	16,636,772	22,531,333	(269,751,944)	-	-	247,504,280	(239,412,073)
Magellan Midstream Partners LP	8,884,620	731,291,774	7,168,445	91,864,111	(254,075,197)	337,704,406	-	(152,199,880)	(54,182,376)
Noble Midstream Partners LP	3,931,224	55,449,095	42,106,330	7,261,216	(16,763,744)	35,223,767	-	(5,510,564)	(43,203,834)
Shell Midstream Partners LP	14,401,633	299,598,190	38,483,779	37,509,452	(97,604,334)	149,632,967	-	(43,456,154)	(64,997,355)
Tallgrass Energy LP	-	346,315,139	316,677	27,153,968	(314,114,111)	-	-	29,309,172	(88,980,845)
						$522,561,140	$-	$75,646,854	$(490,776,483)

GRAND TOTAL							$-	$(120,635,565)	$(1,436,380,019)

*	100% of the income received was estimated as Return of Capital